UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3329

Variable Insurance Products Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Floating Rate High Income Portfolio

September 30, 2017

VIPFHI-QTLY-1117
1.9859334.103

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 87.1%(a)
	Principal Amount	Value
Aerospace - 1.0%
DAE Aviation Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 7/7/22 (b)(c)	$248,731	$250,492
Standardaero Aviation Holdings In Tranche B, term loan 3 month U.S. LIBOR + 3.750% 7/7/22 (c)(d)	170,000	171,170
TransDigm, Inc.:
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3269% 6/4/21 (b)(c)	449,888	450,841
Tranche E, term loan 3 month U.S. LIBOR + 3.000% 4.2675% 5/14/22 (b)(c)	741,007	742,526
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2692% 6/9/23 (b)(c)	247,494	248,088

TOTAL AEROSPACE		1,863,117

Automotive & Auto Parts - 1.0%
Caliber Holdings Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	153,356	154,506
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 2/1/25 (b)(c)	45,000	45,900
NN, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 4/3/21 (b)(c)	490,000	492,450
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 11/27/20 (b)(c)	150,546	137,561
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.000% 10.3328% 11/27/21 (b)(c)	500,000	387,500
The Gates Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 3/31/24 (b)(c)	383,109	384,546
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.735% 4/18/23 (b)(c)	234,413	239,687

TOTAL AUTOMOTIVE & AUTO PARTS		1,842,150

Broadcasting - 1.4%
CBS Radio, Inc.:
term loan 3 month U.S. LIBOR + 3.500% 4.7372% 10/17/23 (b)(c)	336,810	339,127
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3/2/24 (c)(d)	200,000	200,250
Clear Channel Communications, Inc. Tranche D, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 1/30/19 (b)(c)	1,125,000	866,835
Entercom Radio, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7477% 11/1/23 (b)(c)	281,479	281,831
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/18/20 (b)(c)	552,898	554,972
Raycom Media, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9872% 8/23/24 (b)(c)	275,000	276,375

TOTAL BROADCASTING		2,519,390

Building Materials - 1.2%
Builders FirstSource, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 2/29/24 (b)(c)	212,724	213,222
GYP Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 4/1/23 (b)(c)	740,083	745,019
HD Supply, Inc. Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 10/17/23 (b)(c)	248,125	249,366
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22 (b)(c)	231,325	233,011
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.33% 9/21/24 (b)(c)	465,000	470,813
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 5/21/22 (b)(c)	328,344	329,986

TOTAL BUILDING MATERIALS		2,241,417

Cable/Satellite TV - 2.1%
Altice U.S. Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/28/25 (b)(c)	388,052	386,015
Cable One, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.57% 5/1/24 (b)(c)	129,675	130,323
Charter Communication Operating LLC:
term loan 3 month U.S. LIBOR + 2.000% 3.24% 7/1/20 (b)(c)	482,368	483,800
Tranche I, term loan 3 month U.S. LIBOR + 2.250% 3.49% 1/15/24 (b)(c)	863,736	866,975
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8036% 1/7/22 (b)(c)	125,000	116,250
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0536% 7/7/23 (b)(c)	125,070	122,882
Mediacom Illinois LLC Tranche K, term loan 3 month U.S. LIBOR + 2.250% 3.45% 2/15/24 (b)(c)	373,125	373,435
Virgin Media Bristol LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9844% 1/31/25 (b)(c)	750,000	752,535
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4844% 8/19/23 (b)(c)	375,000	374,063
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2372% 1/19/21 (b)(c)	248,750	248,710

TOTAL CABLE/SATELLITE TV		3,854,988

Capital Goods - 0.6%
Doosan Bobcat Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 5/18/24 (b)(c)	218,900	220,049
Gardner Denver, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0122% 7/30/24 (b)(c)	135,000	135,119
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 3/13/22 (b)(c)	421,457	422,220
Zodiac Pool Solutions LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2964% 12/20/23 (b)(c)	298,502	301,487

TOTAL CAPITAL GOODS		1,078,875

Chemicals - 2.5%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2917% 5/17/24 (b)(c)	249,365	250,237
Ineos Styrolution U.S. Holding LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 3/30/24 (b)(c)	138,952	140,168
Jade Germany GmbH Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 5/31/23 (b)(c)	373,900	374,367
Kraton Polymers LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 1/6/22 (b)(c)	244,523	247,442
MacDermid, Inc.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/7/20 (b)(c)	72,237	72,417
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 6/7/23 (b)(c)	357,073	358,859
Methanol Holdings (TRINIDAD) Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 6/30/22 (b)(c)	333,295	334,962
Orion Engineered Carbons GMBH Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8328% 7/25/21 (b)(c)	404,009	404,514
Oxea Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/12/24 (c)(d)	220,000	220,000
Royal Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/19/22 (b)(c)	362,686	363,368
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.8327% 6/19/23 (b)(c)(e)	55,172	55,034
The Chemours Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 5/12/22 (b)(c)	263,834	265,154
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 9/6/24 (b)(c)	250,000	251,250
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	151,163	151,698
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	348,837	350,072
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 6/1/24 (b)(c)	289,275	290,571
Univar, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/22 (b)(c)	379,811	381,000
Venator Materials LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3119% 8/8/24 (b)(c)	165,000	165,619

TOTAL CHEMICALS		4,676,732

Consumer Products - 1.4%
CSM Bakery Supplies Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.3% 7/3/20 (b)(c)	140,550	137,447
Hercules Achievement, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7317% 12/11/21 (b)(c)	729,375	734,240
HLF Financing U.S. LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/23 (b)(c)	483,549	488,384
KIK Custom Products, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7367% 8/26/22 (b)(c)	250,000	252,240
Prestige Brands, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/26/24 (b)(c)	223,721	224,600
Weight Watchers International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.250% 4.5289% 4/2/20 (b)(c)	692,886	683,359

TOTAL CONSUMER PRODUCTS		2,520,270

Consumer Services - 0.1%
Optiv Security, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5625% 2/1/24 (b)(c)	150,914	141,482
Containers - 3.6%
Anchor Glass Container Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0137% 12/7/23 (b)(c)	545,875	547,726
Berlin Packaging, LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.99% 10/1/22 (b)(c)	250,000	250,000
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5274% 10/1/21 (b)(c)	732,695	735,750
Berry Global, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 1/19/24 (b)(c)	331,667	331,852
Tranche M, term loan 3 month U.S. LIBOR + 2.250% 3.485% 10/1/22 (b)(c)	673,658	675,342
Berry Plastics Corp.:
Tranche K, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/8/20 (b)(c)	92,047	92,319
Tranche L, term loan 3 month U.S. LIBOR + 2.250% 3.485% 1/6/21 (b)(c)	859,167	861,529
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4811% 4/3/24 (b)(c)	498,750	499,907
Charter Nex U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/16/24 (b)(c)	159,600	159,999
Hostess Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/3/22 (b)(c)	374,063	375,155
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.25% 7/26/23 (b)(c)	99,000	99,371
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2359% 2/5/23 (b)(c)	1,160,450	1,164,627
Ring Container Technologies Ll Tranche B, term loan 3 month U.S. LIBOR + 2.750% 9/28/24 (c)(d)	250,000	250,000
Signode Packaging Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0309% 5/1/21 (b)(c)	438,047	438,958
Tekni-Plex, Inc. Tranche 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8111% 6/1/22 (b)(c)	247,468	247,392

TOTAL CONTAINERS		6,729,927

Diversified Financial Services - 3.5%
AlixPartners LLP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.083% 4/4/24 (b)(c)	373,125	373,826
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 7/12/24 (b)(c)	150,000	150,600
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 11/18/23 (b)(c)	173,688	174,339
Avolon TLB Borrower 1 (U.S.) LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.49% 9/20/20(b)(c)	199,500	200,148
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.49% 3/20/22 (b)(c)	79,800	79,949
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (c)(d)	450,000	454,640
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 4/27/24 (b)(c)	623,438	622,191
Emerald Exposit Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2964% 5/22/24 (b)(c)	184,538	185,460
Finco I LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.75% 7/14/22 (b)(c)	250,000	252,323
Fly Funding II SARL Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 2/9/23 (b)(c)	214,885	215,244
Flying Fortress Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 10/30/22 (b)(c)	500,000	502,680
Focus Financial Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5486% 7/3/24 (b)(c)	180,000	181,350
IBC Capital U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/10/21 (b)(c)	255,556	253,213
Jane Street Group LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.735% 8/25/22 (b)(c)	175,000	176,423
Kingpin Intermediate Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 7/3/24 (b)(c)	299,250	300,124
Nab Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 6/30/24 (b)(c)	229,425	230,430
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.2306% 12/5/20 (b)(c)	242,635	241,801
Peak 10 Holding Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8106% 8/1/24 (b)(c)	250,000	250,000
Quest Software U.S. Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 10/31/22 (b)(c)	297,731	301,733
TransUnion LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/9/23 (b)(c)	612,686	611,056
Tricorbraun Holdings, Inc. Tranche 1LN, term loan:
3 month U.S. LIBOR + 3.750% 11/30/23(c)(f)	22,727	22,831
3 month U.S. LIBOR + 3.750% 5.0828% 11/30/23 (b)(c)	225,568	226,601
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/18/23 (b)(c)	495,000	496,777

TOTAL DIVERSIFIED FINANCIAL SERVICES		6,503,739

Diversified Media - 0.1%
Outfront Media Capital LLC / Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 3/16/24 (b)(c)	160,000	160,667
Energy - 3.3%
Alon U.S.A. Partners LP term loan 3 month U.S. LIBOR + 8.000% 9.25% 11/26/18 (b)(c)	725,254	727,067
Arctic LNG Carriers Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 5/18/23 (b)(c)	314,213	316,374
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5222% 6/22/24 (b)(c)	498,750	502,022
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.6094% 12/31/21 (b)(c)	457,333	486,831
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.8144% 8/23/21 (b)(c)	500,000	538,280
Chief Exploration & Development, LLC. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.9586% 5/16/21 (b)(c)	90,000	87,863
Citgo Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.7964% 5/12/18 (b)(c)	119,175	120,078
Citgo Petroleum Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7964% 7/29/21 (b)(c)	247,455	247,631
Crestwood Holdings Partners LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 9.2344% 6/19/19 (b)(c)	387,764	385,584
Empire Generating Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	98,527	91,137
Tranche C, term loan 3 month U.S. LIBOR + 4.250% 5.57% 3/14/21 (b)(c)	9,741	9,010
Expro Finservices SARL Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0661% 9/2/21 (b)(c)	267,928	173,318
Foresight Energy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 3/28/22 (b)(c)	248,750	232,116
FTS International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.985% 4/16/21 (b)(c)	405,000	377,918
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.2311% 3/1/24 (b)(c)	375,000	361,875
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.55% 8/25/23 (b)(c)	487,039	457,514
MRP Generation Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 10/18/22 (b)(c)	128,377	120,033
Seadrill Operating LP Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 2/21/21 (b)(c)	373,979	272,537
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/9/21 (b)(c)	382,042	345,748
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5464% 6/26/22 (b)(c)	262,754	267,352

TOTAL ENERGY		6,120,288

Entertainment/Film - 0.5%
AMC Entertainment Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/23 (b)(c)	309,450	307,903
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/22 (b)(c)	245,625	244,991
Lions Gate Entertainment Corp. term loan 3 month U.S. LIBOR + 3.000% 4.235% 12/8/23 (b)(c)	173,438	174,738
Regal Cinemas Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/1/22 (b)(c)	249,375	247,956

TOTAL ENTERTAINMENT/FILM		975,588

Environmental - 1.1%
ADS Waste Holdings, Inc. term loan 3 month U.S. LIBOR + 2.750% 3.9472% 11/10/23 (b)(c)	257,902	259,405
Clean Harbors, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 6/30/24 (b)(c)	144,638	145,119
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	375,000	375,469
The Brickman Group, Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2348% 12/18/20 (b)(c)	604,536	606,955
Wrangler Buyer Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2344% 9/19/24 (b)(c)	190,000	190,870
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 1/15/21 (b)(c)	361,296	365,812

TOTAL ENVIRONMENTAL		1,943,630

Food & Drug Retail - 2.3%
Albertson's LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/25/21 (b)(c)	1,356,451	1,306,642
3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	485,184	465,777
3 month U.S. LIBOR + 3.000% 4.3297% 12/21/22 (b)(c)	411,273	395,924
GOBP Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/21/21 (b)(c)	575,614	573,456
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2344% 6/16/23 (b)(c)	321,758	322,965
RPI Finance Trust Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.000% 3.3328% 3/27/23 (b)(c)	743,977	745,837
Smart & Final, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 11/15/22 (b)(c)	375,000	360,585

TOTAL FOOD & DRUG RETAIL		4,171,186

Food/Beverage/Tobacco - 1.6%
Arterra Wines Canada, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0572% 12/16/23 (b)(c)	248,125	249,676
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 10/7/23 (b)(c)	347,636	350,532
Pinnacle Foods Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2317% 2/3/24 (b)(c)	372,188	372,962
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4873% 5/24/24 (b)(c)	1,072,313	1,074,393
Shearer's Foods, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 8.0828% 6/30/22 (b)(c)	255,000	240,975
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.938% 5.2703% 6/30/21 (b)(c)	370,341	369,415
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 6/27/23 (b)(c)	370,313	372,408

TOTAL FOOD/BEVERAGE/TOBACCO		3,030,361

Gaming - 6.4%
Affinity Gaming LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/1/23 (b)(c)	236,191	236,559
American Casino & Entertainment Properties LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 6.5% 7/7/22 (b)(c)	220,376	220,515
AP Gaming I LLC term loan 3 month U.S. LIBOR + 5.500% 6.735% 2/15/24 (b)(c)	154,613	157,125
Aristocrat Technologies, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.3069% 10/20/21 (b)(c)	298,796	299,456
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 9/19/24 (c)(d)	125,000	125,125
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.6944% 9/15/23 (b)(c)	370,587	371,606
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/11/20 (b)(c)	1,176,187	1,177,658
Caesars Growth Properties Holdings LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/8/21 (b)(c)	1,400,840	1,402,157
CCM Merger, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 8/8/21 (b)(c)	280,357	281,689
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 4/18/24 (b)(c)	623,438	625,856
Cyan Blue Holdco 3 Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 7/25/24 (b)(c)	214,463	215,065
Eldorado Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5625% 4/17/24 (b)(c)	438,752	438,204
Gateway Casinos & Entertainment Ltd. term loan 3 month U.S. LIBOR + 3.750% 5.0828% 2/22/23 (b)(c)	249,375	250,699
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	375,000	372,656
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(d)	200,000	200,000
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4883% 10/4/23 (b)(c)	1,684,584	1,693,007
Greektown Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 4/25/24 (b)(c)	139,650	139,580
Las Vegas Sands LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.24% 3/29/24 (b)(c)	416,850	418,413
MGM Mirage, Inc. Tranche A, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/21 (b)(c)	413,875	414,049
Mohegan Tribal Gaming Authority:
Tranche A, term loan 3 month U.S. LIBOR + 3.750% 4.985% 10/14/21 (b)(c)	221,875	223,078
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.235% 10/14/23 (b)(c)	248,125	250,341
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7964% 1/19/24 (b)(c)	79,600	79,899
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5143% 8/14/24 (b)(c)	1,000,000	1,000,940
Seminole Tribe Florida Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.456% 7/6/24 (b)(c)	250,000	251,095
Station Casinos LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 6/8/23 (b)(c)	676,412	676,594
Yonkers Racing Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 5/31/24 (b)(c)	249,375	249,532

TOTAL GAMING		11,770,898

Healthcare - 6.2%
Albany Molecular Research, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.250% 4.5828% 8/30/24 (b)(c)	145,000	145,091
3 month U.S. LIBOR + 7.000% 8.3328% 8/30/25 (b)(c)	75,000	75,844
Alere, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.49% 6/18/22 (b)(c)	274,042	273,815
American Renal Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/22/24 (b)(c)	374,063	371,609
Community Health Systems, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 2.750% 4.0669% 12/31/19 (b)(c)	248,935	247,354
Tranche H, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 1/27/21 (b)(c)	888,054	881,652
CPI Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.34% 3/21/24 (b)(c)	238,800	240,591
DaVita HealthCare Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 6/24/21 (b)(c)	234,545	235,913
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/1/23 (b)(c)	992,500	994,366
Equian LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0664% 5/19/24 (b)(c)	190,699	193,082
Tranche DD, term loan 3 month U.S. LIBOR + 3.750% 5.059% 5/19/24 (b)(c)	58,676	59,410
Ghx Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 6/30/24 (b)(c)	164,588	165,103
Grifols, S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 1/31/25 (b)(c)	621,875	622,820
HCA Holdings, Inc. Tranche B 8LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/15/24 (b)(c)	248,128	249,279
Innoviva, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8167% 8/18/22 (b)(c)	270,000	272,025
Kindred Healthcare, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8125% 4/9/21 (b)(c)	369,280	369,435
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 6/7/23 (b)(c)	181,844	183,152
Onex Schumacher Finance LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.235% 7/31/22 (b)(c)	392,123	391,143
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 6/30/21 (b)(c)	1,237,603	1,240,573
PAREXEL International Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	500,000	503,440
Press Ganey Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.485% 10/21/24 (b)(c)	80,000	81,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 10/21/23 (b)(c)	243,163	244,228
Project Ruby Ultimate Parent Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 2/9/24 (b)(c)	248,580	249,823
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/23/24 (b)(c)	374,063	371,493
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3328% 12/31/23 (b)(c)	250,000	242,813
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.5828% 12/31/22 (b)(c)	817,060	790,097
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	1,446,466	1,471,923
Vizient, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/11/23 (b)(c)	215,061	216,405

TOTAL HEALTHCARE		11,383,679

Homebuilders/Real Estate - 1.4%
Americold Realty Operating Partnership LP Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.985% 12/1/22 (b)(c)	232,622	234,948
Communications Sales & Leasing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 10/24/22 (b)(c)	348,514	322,026
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5658% 11/4/21 (b)(c)	411,688	412,425
Installed Building Products, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 4/15/24 (b)(c)	374,063	375,933
Lightstone Holdco LLC:
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	227,543	226,406
Tranche C, term loan 3 month U.S. LIBOR + 4.500% 5.7389% 1/30/24 (b)(c)	14,178	14,107
MGM Growth Properties Operating Partner LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 4/25/23 (b)(c)	536,825	538,371
Realogy Group LLC term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/20/22 (b)(c)	370,327	371,715

TOTAL HOMEBUILDERS/REAL ESTATE		2,495,931

Hotels - 1.0%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 8/30/23 (b)(c)	321,756	322,927
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/30/23 (b)(c)	744,375	749,258
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 4/14/21 (b)(c)	216,052	216,592
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.32% 4/27/24 (b)(c)	374,063	371,444
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.56% 5/11/24 (b)(c)	199,500	200,498

TOTAL HOTELS		1,860,719

Insurance - 3.0%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.2722% 11/22/23 (b)(c)	592,025	598,437
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5639% 8/14/22 (b)(c)	713,011	715,314
AmWINS Group, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.750% 7.985% 1/25/25 (b)(c)	30,000	30,581
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.9839% 1/25/24 (b)(c)	248,125	248,497
Asurion LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.235% 11/3/23 (b)(c)	960,808	964,680
Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 3.985% 8/4/22 (b)(c)	756,882	758,775
3 month U.S. LIBOR + 6.000% 7.235% 8/4/25 (b)(c)	520,000	531,378
HUB International Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3117% 10/2/20 (b)(c)	746,200	750,789
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	485,000	483,181
VF Holdings Corp. term loan 3 month U.S. LIBOR + 3.250% 4.485% 6/30/23 (b)(c)	371,872	373,036

TOTAL INSURANCE		5,454,668

Leisure - 2.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 5/30/21 (b)(c)	294,618	293,330
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 2/1/24 (b)(c)	945,000	950,434
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 9/8/24 (b)(c)	75,000	76,200
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/8/24 (b)(c)	313,425	314,469
Fitness International LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 7/1/20 (b)(c)	216,456	217,460
Hayward Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/4/24 (b)(c)	240,000	241,399
Intrawest Resorts Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/31/24 (b)(c)	355,000	356,555
LTF Merger Sub, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3169% 6/10/22 (b)(c)	327,500	328,371
NVA Holdings, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 8/14/21 (b)(c)	372,655	375,099
SeaWorld Parks & Entertainment, Inc. Tranche B 5LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 3/31/24 (b)(c)	497,500	481,122
SMG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8367% 2/27/20 (b)(c)	247,436	247,282

TOTAL LEISURE		3,881,721

Metals/Mining - 0.7%
American Rock Salt Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.985% 5/20/21 (b)(c)	433,861	432,594
Helix Acquisition Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9/27/24 (c)(d)	250,000	249,375
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(c)	649,253	593,800
Walter Energy, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.800% 0% 4/1/18 (c)(e)(g)	111,927	0

TOTAL METALS/MINING		1,275,769

Paper - 0.6%
Caraustar Industries, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 3/14/22 (b)(c)	427,850	427,717
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.2986% 12/29/23 (b)(c)	718,198	719,771

TOTAL PAPER		1,147,488

Publishing/Printing - 2.7%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.485% 6/7/23 (b)(c)	782,469	719,731
Getty Images, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.8328% 10/18/19 (b)(c)	281,531	242,939
Harland Clarke Holdings Corp.:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 6.000% 7.3328% 12/31/21 (b)(c)	258,163	259,454
Tranche B 6LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 2/9/22 (b)(c)	280,630	281,859
Tranche B, term loan 3 month U.S. LIBOR + 5.500% 2/9/22 (c)(d)(e)	125,000	125,548
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/29/21 (b)(c)	488,750	470,422
McGraw-Hill Global Education Holdings, LLC term loan 3 month U.S. LIBOR + 4.000% 5.235% 5/4/22 (b)(c)	765,709	751,077
Merrill Communications LLC Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5611% 6/1/22 (b)(c)	270,587	271,940
Montreign Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 9.485% 1/19/23 (b)(c)	98,974	99,799
Multi-Color Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 9/20/24 (c)(d)	170,000	170,496
Proquest LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.9889% 10/24/21 (b)(c)	486,162	490,820
Scripps (E.W.) Co. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 8/18/24 (c)(d)	250,000	250,783
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	778,042	779,341

TOTAL PUBLISHING/PRINTING		4,914,209

Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5232% 2/17/24 (b)(c)	1,241,408	1,239,236
CEC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/14/21 (b)(c)	985,954	977,534

TOTAL RESTAURANTS		2,216,770

Services - 7.4%
Abacus Innovations Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.25% 8/16/23 (b)(c)	248,125	249,522
Abg Intermediate Holdings 2 LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/26/24 (c)(d)	130,000	130,325
Acosta, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 9/26/21 (b)(c)	353,269	311,651
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	175,000	177,812
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	875,000	878,596
Ancestry.Com Operations, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.49% 10/19/24 (b)(c)	112,500	114,047
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 10/19/23 (b)(c)	455,400	457,964
Aramark Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 3/28/24 (b)(c)	302,277	303,159
Avatar Purchaser, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 9/7/24 (c)(d)	250,000	249,375
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5221% 6/21/24 (b)(c)	498,750	501,119
Bright Horizons Family Solutions Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 11/7/23 (b)(c)	141,568	142,028
Cactus Wellhead LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.3169% 7/31/20 (b)(c)	166,305	161,316
Cast & Crew Payroll LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 9/21/24 (c)(d)	200,000	200,250
Coinmach Service Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0139% 11/14/22 (b)(c)	1,422,712	1,428,759
Creative Artists Agency LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7395% 2/15/24 (b)(c)	108,850	109,191
Greeneden U.S. Holdings II LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0067% 12/1/23 (b)(c)	736,614	741,350
KAR Auction Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.875% 3/9/23 (b)(c)	151,209	151,965
Karman Buyer Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 6.500% 7.735% 7/25/22 (b)(c)	95,000	84,978
KUEHG Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0464% 8/13/22 (b)(c)	615,658	612,967
Laureate Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 4/26/24 (b)(c)	1,865,625	1,872,220
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	790,926	791,670
Prime Security Services Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.985% 5/2/22 (b)(c)	1,043,015	1,051,422
SAI Global GP Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 12/8/23 (b)(c)(e)	202,839	204,360
Science Applications International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8125% 5/4/22 (b)(c)	175,716	176,595
Summit Midstream Partners LP Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.235% 5/16/22 (b)(c)	249,375	252,492
The GEO Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 3/23/24 (b)(c)	184,075	184,228
The ServiceMaster Co. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 11/8/23 (b)(c)	496,250	497,739
Thomson Reuters IP&S Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/3/23 (b)(c)	366,309	367,511
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 5/14/22 (b)(c)	767,371	769,773
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.235% 5/14/23 (b)(c)(e)	40,000	39,600
Xerox Business Services LLC:
term loan 3 month U.S. LIBOR + 2.250% 3.485% 12/7/21 (b)(c)(e)	125,000	125,000
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.235% 12/7/23 (b)(c)	352,338	353,440

TOTAL SERVICES		13,692,424

Steel - 0.4%
Atkore International, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.34% 12/22/23 (b)(c)	369,694	371,542
JMC Steel Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.0839% 6/14/21 (b)(c)	419,952	421,526

TOTAL STEEL		793,068

Super Retail - 3.4%
Academy Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2734% 7/2/22 (b)(c)	426,805	287,564
Bass Pro Shops LLC. Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.235% 12/16/23 (b)(c)	1,750,000	1,646,453
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 2/3/25 (b)(c)	250,000	238,375
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	932,663	892,689
Davids Bridal, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.34% 10/11/19 (b)(c)	247,190	193,550
G-III Apparel Group Ltd. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.5625% 12/1/22 (b)(c)	375,000	376,406
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 8/19/23 (b)(c)	233,952	234,829
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	723,516	702,715
Party City Holdings, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.3213% 8/19/22 (b)(c)	371,529	373,015
PETCO Animal Supplies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4.3111% 1/26/23 (b)(c)	490,930	403,997
PetSmart, Inc. term loan 3 month U.S. LIBOR + 3.000% 4.24% 3/11/22 (b)(c)	1,104,328	931,313
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (c)(g)	219,013	8,761

TOTAL SUPER RETAIL		6,289,667

Technology - 11.7%
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5739% 9/18/24 (b)(c)	250,000	252,423
Aptean, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 9.500% 10.84% 12/20/23 (b)(c)	70,000	70,263
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.59% 12/20/22 (b)(c)	323,375	324,723
Asg Technologies Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0611% 7/31/24 (b)(c)	250,000	252,500
Bright Bidco BV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8159% 6/30/24 (b)(c)	374,063	377,178
Cavium, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 8/16/22 (b)(c)	148,318	148,688
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	464,166	463,585
Compuware Corp.:
term loan 3 month U.S. LIBOR + 8.250% 9.49% 12/15/22 (b)(c)	135,628	136,475
Tranche B 3LN, term loan 3 month U.S. LIBOR + 4.250% 5.49% 12/15/21 (b)(c)	816,153	823,971
CPI International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 7/26/24 (b)(c)	155,000	154,904
Csra, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2964% 11/30/23 (b)(c)	374,712	375,570
Datapipe, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 3/15/19 (b)(c)	468,643	470,400
Dell International LLC:
Tranche A 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.24% 12/31/18 (b)(c)	32,344	32,336
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.74% 9/7/23 (b)(c)	571,503	573,286
Digicert Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9/19/24 (c)(d)	605,000	611,050
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	861,095	869,241
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (b)(c)	429,081	429,618
First Data Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.7372% 4/26/24 (b)(c)	357,384	358,470
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4872% 7/10/22 (b)(c)	1,583,096	1,585,296
Global Payments, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.235% 4/22/23 (b)(c)	307,689	308,292
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 2/15/24 (b)(c)	622,767	624,323
Hyland Software, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4889% 7/1/22 (b)(c)	174,561	176,052
Infor U.S., Inc. Tranche B 6LN, term loan 3 month U.S. LIBOR + 2.750% 4.0828% 2/1/22 (b)(c)	775,750	773,571
Information Resources, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.4872% 1/18/25 (b)(c)	75,000	74,719
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.4872% 1/18/24 (b)(c)	323,375	326,069
Inmar, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7722% 5/1/24 (b)(c)	129,675	129,513
Kronos, Inc.:
term loan 3 month U.S. LIBOR + 8.250% 9.5606% 11/1/24 (b)(c)	460,000	474,209
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	1,196,376	1,202,680
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	427,793	416,384
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	125,000	122,110
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.735% 10/16/23 (b)(c)	50,000	47,250
Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 10/16/22 (b)(c)	250,538	245,527
MA FinanceCo. LLC Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	904,858	905,989
3 month U.S. LIBOR + 2.750% 3.9872% 6/21/24 (b)(c)	130,142	130,305
Mcafee LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.8328% 9/26/24 (b)(c)	675,000	678,038
3 month U.S. LIBOR + 8.500% 9/26/25 (c)(d)	125,000	125,000
Mh Sub I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.82% 9/15/24 (b)(c)	200,000	198,666
Micron Technology, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8% 4/26/22 (b)(c)	123,438	124,219
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	901,104	898,626
Renaissance Learning, Inc.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0828% 4/9/21 (b)(c)	605,032	608,625
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3328% 4/9/22 (b)(c)	175,000	176,313
SolarWinds Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 2/5/23 (b)(c)	370,327	371,252
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.485% 3/3/23 (b)(c)	612,583	614,078
Sophia L.P. term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/22 (b)(c)	291,671	291,169
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 7/8/22 (b)(c)	146,895	147,507
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.250% 3.485% 7/8/22 (b)(c)	7,769	7,801
Sybil Software LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5828% 9/30/23 (b)(c)	423,638	425,095
Syniverse Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 4/23/19 (b)(c)	284,654	275,047
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.235% 5/1/24 (b)(c)	623,438	623,568
TIBCO Software, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.74% 12/4/20 (b)(c)	228,668	229,240
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 9/14/24 (c)(d)	125,000	125,625
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 7/13/23 (b)(c)	162,977	163,691
Vantiv LLC Tranche B, term loan:
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	292,821	292,821
3 month U.S. LIBOR + 2.000% 8/7/24 (c)(d)	82,179	82,118
Veritas U.S., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8328% 1/27/23 (b)(c)	487,301	491,565
Vfh Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0606% 12/30/21 (b)(c)	185,870	187,728
WEX, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 7/1/23 (b)(c)	246,875	249,344

TOTAL TECHNOLOGY		21,654,106

Telecommunications - 7.1%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	499,063	499,377
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.0731% 5/22/24 (b)(c)	233,333	235,083
Cincinnati Bell, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4/15/24 (c)(d)	125,000	125,938
Consolidated Communications, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.000% 4.24% 10/5/23 (b)(c)	374,538	364,029
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.07% 5/25/24 (b)(c)	375,000	375,938
DigitalGlobe, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.985% 1/15/24 (b)(c)	282,863	282,628
Evo Payments International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6.24% 12/20/23 (b)(c)	273,625	276,703
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5% 1/9/24 (b)(c)	109,175	109,584
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 4.0711% 6/30/19 (b)(c)	1,750,000	1,743,613
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4856% 2/22/24 (b)(c)	875,000	874,318
LTS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.485% 4/11/20 (b)(c)	972,466	973,079
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 7/17/25 (b)(c)	447,005	444,130
Neustar, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 8.000% 9.3119% 8/8/25 (b)(c)	85,000	85,850
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.5585% 1/8/20 (b)(c)	119,364	120,259
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0619% 8/8/24 (b)(c)	300,000	302,124
Onvoy LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.735% 2/10/24 (b)(c)	313,425	312,839
Polycom, Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.250% 6.4847% 9/27/23 (b)(c)	473,183	478,152
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (b)(c)	373,125	367,801
RP Crown Parent, LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7383% 10/12/23 (b)(c)	372,188	374,115
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 1/31/25 (b)(c)	690,000	682,238
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9% 4/30/21 (b)(c)	250,000	250,208
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.75% 4/30/20 (b)(c)	484,927	484,927
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (c)(d)	500,000	504,790
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(d)	175,000	176,094
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	623,438	620,164
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	995,000	995,627
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	693,261	698,031
Windstream Services LLC Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 2/17/24 (b)(c)	233,238	198,252
Xplornet Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.0828% 9/9/21 (b)(c)	242,803	245,081

TOTAL TELECOMMUNICATIONS		13,200,972

Textiles/Apparel - 0.1%
ABB Optical Group LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.3196% 6/15/23 (b)(c)	267,300	267,300
Transportation Ex Air/Rail - 0.4%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22 (b)(c)	430,000	421,400
Navios Maritime Partners LP Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.32% 9/14/20 (b)(c)	292,500	290,672

TOTAL TRANSPORTATION EX AIR/RAIL		712,072

Utilities - 4.0%
APLP Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4889% 4/13/23 (b)(c)	200,974	202,482
Calpine Corp.:
Tranche B 8LN, term loan 3 month U.S. LIBOR + 1.750% 2.99% 12/31/19 (b)(c)	248,750	248,362
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	69,545	69,603
Cortes NP Acquisition Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2389% 11/30/23 (b)(c)	314,494	316,720
Dayton Power & Light Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.49% 8/24/22 (b)(c)	124,063	125,536
Dynegy, Inc. Tranche C, term loan 3 month U.S. LIBOR + 3.250% 4.485% 2/7/24 (b)(c)	680,679	683,436
Energy Future Holdings Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/30/18 (b)(c)	1,500,000	1,507,125
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.8328% 11/13/21 (b)(c)	265,000	249,100
Houston Fuel Oil Terminal Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.83% 8/19/21 (b)(c)	865,545	866,090
InterGen NV Tranche B, term loan 3 month U.S. LIBOR + 4.500% 5.8% 6/13/20 (b)(c)	477,963	477,365
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5.2344% 2/15/24 (b)(c)	328,350	325,067
Longview Power LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7.24% 4/13/21 (b)(c)	169,757	103,976
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (b)(c)	628,962	581,790
Tex Operations Co. LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.9874% 8/4/23 (b)(c)	505,112	505,799
Tranche C, term loan 3 month U.S. LIBOR + 2.750% 3.9817% 8/4/23 (b)(c)	116,071	116,229
USIC Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.0039% 12/9/23 (b)(c)	620,623	624,242
Vistra Operations Co. LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.9838% 12/14/23 (b)(c)	372,188	373,375

TOTAL UTILITIES		7,376,297

TOTAL BANK LOAN OBLIGATIONS
(Cost $161,297,151)		160,761,565

Nonconvertible Bonds - 5.4%
Aerospace - 0.1%
DAE Funding LLC:
4% 8/1/20 (h)	110,000	112,200
4.5% 8/1/22 (h)	135,000	138,358

TOTAL AEROSPACE		250,558

Banks & Thrifts - 0.1%
Ally Financial, Inc. 3.25% 11/5/18	250,000	252,228
Containers - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.25% 9/15/22 (h)	255,000	262,140
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (b)(c)(h)	145,000	147,900
6.875% 2/15/21 (b)	162,034	166,085
Silgan Holdings, Inc. 4.75% 3/15/25 (h)	180,000	185,400

TOTAL CONTAINERS		761,525

Diversified Financial Services - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.625% 10/30/20	320,000	340,475
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (h)	100,000	110,356

TOTAL DIVERSIFIED FINANCIAL SERVICES		450,831

Energy - 0.5%
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (h)	195,000	200,850
7% 6/30/24	115,000	131,100
Citgo Petroleum Corp. 6.25% 8/15/22 (h)	385,000	396,550
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (b)(c)(h)	175,000	174,564

TOTAL ENERGY		903,064

Environmental - 0.1%
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (h)	170,000	171,700
Food/Beverage/Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (h)	200,000	207,000
Gaming - 0.1%
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 8% 10/1/20 (b)	250,000	255,625
Healthcare - 1.4%
Community Health Systems, Inc. 6.25% 3/31/23	200,000	196,500
HCA Holdings, Inc.:
3.75% 3/15/19	500,000	510,625
4.25% 10/15/19	500,000	517,500
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (h)	105,000	110,381
Tenet Healthcare Corp.:
4.625% 7/15/24 (h)	375,000	371,610
7.5% 1/1/22 (h)	85,000	89,994
THC Escrow Corp. III 5.125% 5/1/25 (h)	375,000	369,844
Valeant Pharmaceuticals International, Inc.:
6.5% 3/15/22 (h)	220,000	232,650
7% 3/15/24 (h)	250,000	266,898

TOTAL HEALTHCARE		2,666,002

Homebuilders/Real Estate - 0.0%
Communications Sales & Leasing, Inc. 6% 4/15/23 (h)	35,000	33,513
Leisure - 0.3%
Studio City Co. Ltd.:
5.875% 11/30/19 (h)	200,000	210,000
7.25% 11/30/21 (h)	265,000	283,881

TOTAL LEISURE		493,881

Paper - 0.1%
Xerium Technologies, Inc. 9.5% 8/15/21	250,000	258,750
Publishing/Printing - 0.1%
Harland Clarke Holdings Corp. 8.375% 8/15/22 (h)	115,000	123,050
Restaurants - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.25% 5/15/24 (h)	250,000	250,875
Services - 0.4%
APX Group, Inc.:
7.625% 9/1/23 (h)	200,000	210,250
7.875% 12/1/22	400,000	435,000

TOTAL SERVICES		645,250

Super Retail - 0.2%
PetSmart, Inc.:
5.875% 6/1/25 (h)	200,000	174,500
8.875% 6/1/25 (h)	125,000	99,438

TOTAL SUPER RETAIL		273,938

Technology - 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (h)	78,000	79,492
4.42% 6/15/21 (h)	235,000	246,704
NXP BV/NXP Funding LLC 4.125% 6/1/21 (h)	200,000	209,250

TOTAL TECHNOLOGY		535,446

Telecommunications - 0.8%
Altice Financing SA 7.5% 5/15/26 (h)	225,000	247,500
SFR Group SA:
6% 5/15/22 (h)	300,000	313,500
6.25% 5/15/24 (h)	350,000	369,600
7.375% 5/1/26 (h)	485,000	523,800

TOTAL TELECOMMUNICATIONS		1,454,400

TOTAL NONCONVERTIBLE BONDS
(Cost $9,681,609)		9,987,636
	Shares	Value

Common Stocks - 0.0%
Metals/Mining - 0.0%
Warrior Met Coal, Inc. Class A
(Cost $232,500)	1,687	37,774

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 1.09% (i)
(Cost $20,723,147)	20,721,413	20,725,558
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $191,934,407)		191,512,533
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(6,836,724)
NET ASSETS - 100%		$184,675,809

Legend

 (a) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $22,727 and $22,831, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,923,748 or 3.7% of net assets.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$127,268
Total	$127,268

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$37,774	$--	$37,774	$--
Bank Loan Obligations	160,761,565	--	160,212,023	549,542
Corporate Bonds	9,987,636	--	9,987,636	--
Money Market Funds	20,725,558	20,725,558	--	--
Total Investments in Securities:	$191,512,533	$20,725,558	$170,237,433	$549,542

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bond and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Equity-Income Portfolio

September 30, 2017

VIPEI-QTLY-1117
1.808778.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 2.7%
Fiat Chrysler Automobiles NV	258,600	$4,631,526
Fiat Chrysler Automobiles NV	2,545,800	45,614,636
General Motors Co.	2,572,700	103,885,626
		154,131,788
Hotels, Restaurants & Leisure - 1.0%
Dunkin' Brands Group, Inc.	838,700	44,518,196
Whitbread PLC	294,652	14,869,436
		59,387,632
Household Durables - 0.6%
M.D.C. Holdings, Inc.	657,235	21,826,774
Tupperware Brands Corp.	171,300	10,589,766
		32,416,540
Media - 2.9%
Comcast Corp. Class A	3,644,786	140,251,365
The Walt Disney Co.	293,700	28,950,009
		169,201,374
Multiline Retail - 1.0%
Kohl's Corp.	366,075	16,711,324
Macy's, Inc.	628,200	13,707,324
Target Corp.	448,160	26,445,922
		56,864,570
Specialty Retail - 0.2%
Bed Bath & Beyond, Inc.	62,900	1,476,263
GNC Holdings, Inc. Class A (a)	376,856	3,331,407
Williams-Sonoma, Inc. (a)	108,200	5,394,852
		10,202,522

TOTAL CONSUMER DISCRETIONARY		482,204,426

CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	378,100	30,868,084
The Coca-Cola Co.	685,500	30,854,355
		61,722,439
Food & Staples Retailing - 3.7%
CVS Health Corp.	853,300	69,390,356
Kroger Co.	200,800	4,028,048
Wal-Mart Stores, Inc.	1,046,878	81,803,047
Walgreens Boots Alliance, Inc.	775,907	59,915,539
		215,136,990
Food Products - 0.6%
B&G Foods, Inc. Class A (a)	666,113	21,215,699
The Hain Celestial Group, Inc. (b)	114,000	4,691,100
The J.M. Smucker Co.	65,800	6,904,394
		32,811,193
Household Products - 3.6%
Kimberly-Clark Corp.	210,400	24,759,872
Procter & Gamble Co.	2,034,419	185,091,441
		209,851,313
Personal Products - 0.3%
Unilever NV (NY Reg.)	266,100	15,710,544
Tobacco - 0.3%
British American Tobacco PLC sponsored ADR	248,803	15,537,747

TOTAL CONSUMER STAPLES		550,770,226

ENERGY - 11.3%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	302,300	11,070,226
Halliburton Co.	351,100	16,161,133
Schlumberger Ltd.	366,600	25,574,016
		52,805,375
Oil, Gas & Consumable Fuels - 10.4%
Anadarko Petroleum Corp.	462,486	22,592,441
Apache Corp.	373,568	17,109,414
Chevron Corp.	679,980	79,897,650
ConocoPhillips Co.	1,872,500	93,718,625
Energy Transfer Equity LP	105,500	1,833,590
EQT Midstream Partners LP	13,700	1,027,089
Exxon Mobil Corp.	155,300	12,731,494
Golar LNG Ltd.	182,900	4,135,369
Imperial Oil Ltd.	390,900	12,487,497
Kinder Morgan, Inc.	1,848,600	35,456,148
Legacy Reserves LP (b)	1,295,801	1,969,618
MPLX LP	503,857	17,640,034
Suncor Energy, Inc.	2,146,800	75,239,082
The Williams Companies, Inc.	3,905,049	117,190,520
Williams Partners LP	2,566,856	99,850,698
		592,879,269

TOTAL ENERGY		645,684,644

FINANCIALS - 25.9%
Banks - 13.9%
Bank of America Corp.	4,464,200	113,122,828
Comerica, Inc.	328,348	25,039,818
Huntington Bancshares, Inc.	471,324	6,579,683
JPMorgan Chase & Co.	2,835,164	270,786,511
KeyCorp	1,866,213	35,122,129
Lloyds Banking Group PLC	8,847,400	8,040,143
M&T Bank Corp.	393,791	63,416,103
Regions Financial Corp.	2,363,700	35,999,151
Standard Chartered PLC (United Kingdom) (b)	1,026,935	10,205,105
SunTrust Banks, Inc.	890,400	53,219,208
U.S. Bancorp	1,418,038	75,992,656
Wells Fargo & Co.	1,789,986	98,717,728
		796,241,063
Capital Markets - 7.0%
Apollo Global Management LLC Class A	120,700	3,633,070
Ares Capital Corp.	721,695	11,828,581
Ares Management LP	153,803	2,868,426
KKR & Co. LP	4,633,121	94,191,350
Morgan Stanley	749,075	36,082,943
State Street Corp.	1,136,402	108,571,847
The Blackstone Group LP	3,988,926	133,110,461
TPG Specialty Lending, Inc.	280,231	5,873,642
Virtu Financial, Inc. Class A (a)	170,700	2,765,340
		398,925,660
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	127,200	3,854,160
Insurance - 4.4%
American International Group, Inc.	87,300	5,359,347
Chubb Ltd.	996,471	142,046,941
Marsh & McLennan Companies, Inc.	112,500	9,428,625
MetLife, Inc.	1,288,770	66,951,602
Prudential Financial, Inc.	288,862	30,711,808
		254,498,323
Mortgage Real Estate Investment Trusts - 0.1%
KKR Real Estate Finance Trust, Inc.	308,700	6,495,048
Thrifts & Mortgage Finance - 0.4%
Radian Group, Inc.	1,166,070	21,793,848

TOTAL FINANCIALS		1,481,808,102

HEALTH CARE - 9.9%
Biotechnology - 1.6%
Amgen, Inc.	388,071	72,355,838
Gilead Sciences, Inc.	244,600	19,817,492
		92,173,330
Health Care Equipment & Supplies - 2.3%
Dentsply Sirona, Inc.	282,400	16,890,344
Medtronic PLC	1,456,252	113,252,718
		130,143,062
Health Care Providers & Services - 0.0%
HealthSouth Corp.	1	46
Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	184,300	2,345,686
Bristol-Myers Squibb Co.	408,100	26,012,294
GlaxoSmithKline PLC	3,261,800	65,205,413
Johnson & Johnson	1,482,568	192,748,666
Merck & Co., Inc.	382,800	24,510,684
Pfizer, Inc.	679,412	24,255,008
Teva Pharmaceutical Industries Ltd. sponsored ADR	622,600	10,957,760
		346,035,511

TOTAL HEALTH CARE		568,351,949

INDUSTRIALS - 8.7%
Aerospace & Defense - 2.7%
General Dynamics Corp.	179,800	36,963,284
Raytheon Co.	150,000	27,987,000
United Technologies Corp.	778,571	90,376,522
		155,326,806
Air Freight & Logistics - 2.1%
C.H. Robinson Worldwide, Inc.	89,428	6,805,471
PostNL NV	4,211,200	18,136,980
United Parcel Service, Inc. Class B	818,137	98,250,072
		123,192,523
Airlines - 0.3%
Allegiant Travel Co.	18,200	2,396,940
Copa Holdings SA Class A	113,000	14,071,890
		16,468,830
Commercial Services & Supplies - 0.9%
KAR Auction Services, Inc.	839,900	40,096,826
Waste Connection, Inc. (Canada)	131,327	9,184,207
		49,281,033
Electrical Equipment - 0.8%
AMETEK, Inc.	88,400	5,837,936
Eaton Corp. PLC	392,000	30,101,680
Regal Beloit Corp.	106,800	8,437,200
		44,376,816
Industrial Conglomerates - 1.8%
General Electric Co.	4,227,347	102,217,250
Machinery - 0.1%
Allison Transmission Holdings, Inc.	141,500	5,310,495

TOTAL INDUSTRIALS		496,173,753

INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 4.0%
Cisco Systems, Inc.	6,756,331	227,215,412
Electronic Equipment & Components - 1.0%
Dell Technologies, Inc. (b)	363,041	28,030,396
TE Connectivity Ltd.	353,861	29,391,695
		57,422,091
IT Services - 1.4%
First Data Corp. Class A (b)	3,288,196	59,319,056
Paychex, Inc.	366,769	21,991,469
		81,310,525
Semiconductors & Semiconductor Equipment - 2.3%
KLA-Tencor Corp.	34,800	3,688,800
Maxim Integrated Products, Inc.	606,900	28,955,199
Qualcomm, Inc.	1,549,839	80,343,654
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	489,700	18,388,235
		131,375,888
Software - 0.9%
Microsoft Corp.	713,524	53,150,403
Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	230,900	35,586,308
Inventec Corp.	9,858,000	7,270,247
		42,856,555

TOTAL INFORMATION TECHNOLOGY		593,330,874

MATERIALS - 2.0%
Chemicals - 1.4%
DowDuPont, Inc.	557,200	38,574,956
LyondellBasell Industries NV Class A	291,700	28,892,885
Potash Corp. of Saskatchewan, Inc.	556,200	10,707,212
		78,175,053
Containers & Packaging - 0.6%
WestRock Co.	654,200	37,112,766

TOTAL MATERIALS		115,287,819

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	116,800	15,964,224
Cousins Properties, Inc.	1,337,800	12,495,052
Crown Castle International Corp.	285,900	28,584,282
Duke Realty Corp.	548,500	15,807,770
First Potomac Realty Trust	1,240,865	13,823,236
Piedmont Office Realty Trust, Inc. Class A	749,624	15,112,420
Public Storage	109,300	23,389,107
Sabra Health Care REIT, Inc.	180,800	3,966,752
Ventas, Inc.	182,590	11,892,087
		141,034,930
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	2,239,493	87,720,941
Verizon Communications, Inc.	2,834,559	140,282,325
		228,003,266
Wireless Telecommunication Services - 0.1%
KDDI Corp.	267,100	7,040,750

TOTAL TELECOMMUNICATION SERVICES		235,044,016

UTILITIES - 5.7%
Electric Utilities - 5.0%
American Electric Power Co., Inc.	102,171	7,176,491
Duke Energy Corp.	239,800	20,124,016
Entergy Corp.	454,200	34,682,712
Exelon Corp.	3,207,300	120,818,991
PPL Corp.	1,516,600	57,554,970
Southern Co.	624,977	30,711,370
Xcel Energy, Inc.	319,500	15,118,740
		286,187,290
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	254,700	2,806,794
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	816,700	23,855,807
Public Service Enterprise Group, Inc.	299,100	13,833,375
		37,689,182

TOTAL UTILITIES		326,683,266

TOTAL COMMON STOCKS
(Cost $4,234,650,411)		5,636,374,005

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Banks - 0.0%
Wells Fargo & Co. 7.50%	620	815,300
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	1,475	1,081,359
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Crown Castle International Corp. Series A 6.875%	1,200	1,272,240
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	13,735	1,370,478
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,003,712)		4,539,377
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 2.375% 3/15/24 (f)	2,760,000	2,742,750
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 9.5% 4/15/19 pay-in-kind	1,729,000	1,213,542
Chesapeake Energy Corp. 5.5% 9/15/26 (f)	930,000	853,275
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	1,900,000	1,706,438
		3,773,255
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21	3,415,000	3,135,397

TOTAL CONVERTIBLE BONDS		9,651,402

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (f)	1,390,000	1,533,948
TOTAL CORPORATE BONDS
(Cost $11,219,305)		11,185,350

Preferred Securities - 0.0%
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
General Electric Co. 5% (g)(h)
(Cost $2,796,418)	2,660,000	2,827,804
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.09% (i)(j)	63,042,749	63,055,357
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)	27,938,906	27,944,494
TOTAL MONEY MARKET FUNDS
(Cost $90,993,465)		90,999,851
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $4,343,663,311)		5,745,926,387
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(24,106,731)
NET ASSETS - 100%		$5,721,819,656

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,854,160 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,836,411 or 0.1% of net assets.

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
New Academy Holding Co. LLC unit	8/1/11	$13,406,880

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,245,353
Fidelity Securities Lending Cash Central Fund	289,328
Total	$1,534,681

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$482,204,426	$482,204,426	$--	$--
Consumer Staples	550,770,226	550,770,226	--	--
Energy	645,684,644	645,684,644	--	--
Financials	1,482,623,402	1,469,913,799	8,855,443	3,854,160
Health Care	569,433,308	500,800,850	68,632,458	--
Industrials	496,173,753	496,173,753	--	--
Information Technology	593,330,874	593,330,874	--	--
Materials	115,287,819	115,287,819	--	--
Real Estate	142,307,170	141,034,930	1,272,240	--
Telecommunication Services	236,414,494	228,003,266	8,411,228	--
Utilities	326,683,266	326,683,266	--	--
Corporate Bonds	11,185,350	--	11,185,350	--
Preferred Securities	2,827,804	--	2,827,804	--
Money Market Funds	90,999,851	90,999,851	--	--
Total Investments in Securities:	$5,745,926,387	$5,640,887,704	$101,184,523	$3,854,160

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Overseas Portfolio

September 30, 2017

VIPOVRS-QTLY-1117
1.808774.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Australia - 2.0%
Adelaide Brighton Ltd.	1,257,456	$5,750,412
Amcor Ltd.	1,125,420	13,427,075
Aub Group Ltd.	625,483	6,299,675
Australia & New Zealand Banking Group Ltd.	122,657	2,847,880
Life Healthcare Group Ltd.	11,161	20,398
Pact Group Holdings Ltd.	1,164,353	4,785,789
realestate.com.au Ltd.	28,425	1,493,870

TOTAL AUSTRALIA		34,625,099

Austria - 0.4%
Andritz AG	113,700	6,571,953
Bailiwick of Jersey - 2.1%
IWG PLC	1,656,703	6,870,844
Sanne Group PLC	686,073	7,313,332
Wolseley PLC	181,872	11,931,967
WPP PLC	582,300	10,805,217

TOTAL BAILIWICK OF JERSEY		36,921,360

Belgium - 2.0%
Anheuser-Busch InBev SA NV	142,218	17,000,346
KBC Groep NV	217,099	18,397,453

TOTAL BELGIUM		35,397,799

Bermuda - 1.6%
Credicorp Ltd. (United States)	30,200	6,191,604
Hiscox Ltd.	518,300	8,889,882
IHS Markit Ltd. (a)	247,872	10,926,198
SmarTone Telecommunications Holdings Ltd.	1,152,500	1,382,422

TOTAL BERMUDA		27,390,106

Canada - 0.5%
Constellation Software, Inc.	16,470	8,985,604
Cayman Islands - 0.1%
Value Partners Group Ltd.	1,435,000	1,295,093
Denmark - 0.9%
DSV de Sammensluttede Vognmaend A/S	124,800	9,440,896
NNIT A/S	169,486	5,114,527
Scandinavian Tobacco Group A/S	46,280	821,040

TOTAL DENMARK		15,376,463

Finland - 0.1%
Amer Group PLC (A Shares)	44,200	1,172,265
France - 8.7%
ALTEN	80,970	7,321,888
Amundi SA	176,553	14,673,533
AXA SA	340,428	10,291,866
Capgemini SA	123,300	14,450,415
Christian Dior SA	1,830	586,032
Compagnie de St. Gobain	229,800	13,694,103
Edenred SA	316,300	8,598,204
Elis SA	281,645	7,541,311
Maisons du Monde SA	280,800	12,344,184
Publicis Groupe SA	140,184	9,806,869
Sanofi SA	216,514	21,553,249
Sodexo SA	76,317	9,516,001
Total SA	418,761	22,485,140

TOTAL FRANCE		152,862,795

Germany - 7.9%
adidas AG	60,706	13,732,648
Axel Springer Verlag AG	175,600	11,284,039
Bayer AG	207,206	28,305,032
Bertrandt AG (b)	16,182	1,629,111
CompuGroup Medical AG	19,830	1,123,105
Deutsche Post AG	467,209	20,798,399
Fresenius Medical Care AG & Co. KGaA	116,900	11,428,886
Fresenius SE & Co. KGaA	208,486	16,817,455
ProSiebenSat.1 Media AG	21,607	737,337
SAP SE	223,059	24,457,362
Wirecard AG	88,240	8,073,155

TOTAL GERMANY		138,386,529

Hong Kong - 1.0%
AIA Group Ltd.	2,160,300	15,929,295
Dah Sing Banking Group Ltd.	444,400	976,228
Techtronic Industries Co. Ltd.	190,550	1,017,197

TOTAL HONG KONG		17,922,720

India - 0.3%
Axis Bank Ltd.	781,242	6,090,482
Indonesia - 0.6%
PT Astra International Tbk	2,198,500	1,289,491
PT Bank Rakyat Indonesia Tbk	8,658,700	9,819,708

TOTAL INDONESIA		11,109,199

Ireland - 4.1%
CRH PLC	266,000	10,101,730
DCC PLC (United Kingdom)	95,950	9,315,114
Kerry Group PLC Class A	117,000	11,240,968
Kingspan Group PLC (Ireland)	259,800	11,047,933
Medtronic PLC	131,000	10,187,870
Paddy Power Betfair PLC (Ireland)	105,000	10,476,480
United Drug PLC (United Kingdom)	776,902	8,843,709

TOTAL IRELAND		71,213,804

Israel - 0.7%
Frutarom Industries Ltd.	164,800	12,676,564
Italy - 2.3%
Banca Generali SpA	323,300	11,214,878
Intesa Sanpaolo SpA	4,394,100	15,556,478
Prada SpA	1,857,900	6,469,210
Reply SpA	26,225	6,304,450

TOTAL ITALY		39,545,016

Japan - 18.3%
AEON Financial Service Co. Ltd.	412,000	8,607,972
Ai Holdings Corp.	169,700	4,237,787
Arc Land Sakamoto Co. Ltd.	266,400	4,012,868
Arcland Service Holdings Co. Ltd.	475,400	9,991,744
Astellas Pharma, Inc.	899,200	11,444,608
Bridgestone Corp.	280,100	12,709,981
Broadleaf Co. Ltd.	5,850	50,273
Daiichikosho Co. Ltd.	151,800	7,257,800
Daikin Industries Ltd.	101,100	10,238,032
Daito Trust Construction Co. Ltd.	49,510	9,019,818
Dentsu, Inc.	194,100	8,521,253
GMO Internet, Inc.	402,500	4,904,044
Hoya Corp.	303,400	16,379,960
Ichigo, Inc.	296,100	1,013,095
Iriso Electronics Co. Ltd.	102,600	5,370,487
Kaken Pharmaceutical Co. Ltd.	8,170	415,307
KDDI Corp.	479,400	12,636,973
Keyence Corp.	26,356	13,994,854
KH Neochem Co. Ltd.	251,500	6,166,527
KOMEDA Holdings Co. Ltd.	234,250	3,907,463
Miroku Jyoho Service Co., Ltd.	195,900	4,550,834
Misumi Group, Inc.	318,670	8,391,195
Morinaga & Co. Ltd.	124,000	6,898,378
Nabtesco Corp.	330,000	12,258,609
Nakanishi, Inc.	183,200	8,286,941
Nitori Holdings Co. Ltd.	81,200	11,610,824
NOF Corp.	207,500	5,864,030
OBIC Co. Ltd.	122,600	7,713,912
Olympus Corp.	259,200	8,776,290
ORIX Corp.	820,030	13,223,234
Otsuka Corp.	101,300	6,490,762
Outsourcing, Inc.	588,000	8,177,916
Paramount Bed Holdings Co. Ltd.	30,100	1,293,344
Recruit Holdings Co. Ltd.	444,960	9,636,681
Renesas Electronics Corp. (a)	131,900	1,437,098
S Foods, Inc.	105,700	4,109,642
SMC Corp.	26,600	9,382,395
Software Service, Inc.	3,129	139,314
Sundrug Co. Ltd.	185,500	7,682,115
The Suruga Bank Ltd.	375,950	8,105,352
Toto Ltd.	22,700	956,214
Tsubaki Nakashima Co. Ltd.	244,500	5,127,927
Tsuruha Holdings, Inc.	85,200	10,183,870
VT Holdings Co. Ltd.	368,400	2,108,417
Welcia Holdings Co. Ltd.	228,600	8,603,608

TOTAL JAPAN		321,889,748

Kenya - 0.3%
Safaricom Ltd.	20,791,100	4,988,655
Luxembourg - 0.1%
B&M European Value Retail S.A.	325,507	1,690,631
Malta - 0.0%
Kambi Group PLC (a)	62,970	610,766
Netherlands - 4.3%
ASR Nederland NV	39,900	1,596,056
IMCD Group BV	271,950	16,675,151
ING Groep NV (Certificaten Van Aandelen)	790,049	14,562,463
Intertrust NV	47,954	778,740
Koninklijke Philips Electronics NV	436,528	18,011,134
Unilever NV (NY Reg.)	398,561	23,531,041

TOTAL NETHERLANDS		75,154,585

New Zealand - 0.6%
EBOS Group Ltd.	431,835	5,343,094
Trade Maine Group Ltd.	1,412,380	4,662,141

TOTAL NEW ZEALAND		10,005,235

Norway - 1.0%
Schibsted ASA:
(A Shares)	262,700	6,768,289
(B Shares)	73,622	1,737,829
Statoil ASA	483,403	9,718,570

TOTAL NORWAY		18,224,688

Panama - 0.3%
Copa Holdings SA Class A	49,394	6,151,035
Portugal - 0.4%
NOS SGPS SA	1,152,730	7,139,037
Spain - 3.2%
Amadeus IT Holding SA Class A	287,341	18,675,062
CaixaBank SA	2,273,500	11,411,840
Grifols SA ADR	594,900	13,022,361
Masmovil Ibercom SA (a)	12,561	954,143
Neinor Homes SLU	68,200	1,458,961
Prosegur Cash SA	3,759,700	11,308,935

TOTAL SPAIN		56,831,302

Sweden - 4.2%
Addlife AB	91,608	1,850,178
Alfa Laval AB	364,600	8,903,601
Essity AB Class B	425,700	11,582,109
HEXPOL AB (B Shares)	932,700	9,813,796
Indutrade AB	331,700	8,751,775
Nordea Bank AB	1,418,200	19,222,984
Svenska Cellulosa AB (SCA) (B Shares)	375,800	3,183,612
Swedbank AB (A Shares)	386,662	10,690,896

TOTAL SWEDEN		73,998,951

Switzerland - 4.9%
Credit Suisse Group AG	832,835	13,195,934
Julius Baer Group Ltd.	222,840	13,223,356
Nestle SA (Reg. S)	434,083	36,437,466
Sika AG	1,157	8,608,649
UBS Group AG	859,240	14,685,209

TOTAL SWITZERLAND		86,150,614

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	991,600	7,090,838
United Microelectronics Corp.	17,026,000	8,516,598

TOTAL TAIWAN		15,607,436

United Kingdom - 20.8%
Aggreko PLC	56,000	704,626
Aon PLC	64,200	9,379,620
Ascential PLC	1,883,622	8,670,124
Booker Group PLC	2,671,068	7,337,424
British American Tobacco PLC (United Kingdom)	396,170	24,801,734
Charter Court Financial Services Group PLC	280,100	863,268
Cineworld Group PLC	1,195,000	10,848,807
Close Brothers Group PLC	281,800	5,569,777
Coca-Cola European Partners PLC	180,500	7,512,410
Compass Group PLC	578,373	12,268,564
ConvaTec Group PLC	2,450,900	8,995,440
Conviviality PLC	343,406	1,895,876
Cranswick PLC	131,245	5,191,632
Dechra Pharmaceuticals PLC	113,200	3,094,435
Diploma PLC	515,500	7,349,793
Equiniti Group PLC	1,498,079	6,046,367
Equiniti Group PLC rights 10/16/17 (a)	321,016	494,686
Essentra PLC	522,060	3,865,071
Halma PLC	627,171	9,412,582
Hastings Group Holdings PLC	1,569,119	6,396,168
Hilton Food Group PLC	168,369	1,637,961
Howden Joinery Group PLC	1,332,900	7,698,031
IMI PLC	489,300	8,149,879
Intertek Group PLC	187,500	12,517,275
James Fisher and Sons PLC	237,000	4,938,369
Jardine Lloyd Thompson Group PLC	47,750	783,176
John Wood Group PLC	1,071,500	9,770,687
Liberty Global PLC Class C (a)	43,600	1,425,720
LivaNova PLC (a)	55,426	3,883,146
Lloyds Banking Group PLC	1,897,179	1,724,076
London Stock Exchange Group PLC	171,280	8,790,432
Melrose Industries PLC	4,051,623	11,553,284
Micro Focus International PLC	369,631	11,822,943
Prudential PLC	876,406	20,972,841
Reckitt Benckiser Group PLC	221,665	20,253,108
Rio Tinto PLC	296,392	13,796,793
Rolls-Royce Holdings PLC	803,362	9,555,408
Rotork PLC	1,638,826	5,718,454
Schroders PLC	224,467	10,091,363
Sinclair Pharma PLC (a)	2,934,841	1,037,246
Spectris PLC	284,835	9,198,461
St. James's Place Capital PLC	830,600	12,755,026
Standard Life PLC	2,327,999	13,523,113
Ultra Electronics Holdings PLC	329,000	7,926,663
Victrex PLC	240,200	7,631,490
Volution Group PLC	2,188,595	5,836,107
Zpg PLC	273,700	1,326,564

TOTAL UNITED KINGDOM		365,016,020

United States of America - 3.5%
Alphabet, Inc. Class C (a)	14,536	13,941,623
Middleby Corp. (a)	62,800	8,049,076
Moody's Corp.	59,400	8,269,074
S&P Global, Inc.	104,586	16,347,838
Sherwin-Williams Co.	21,800	7,805,272
Total System Services, Inc.	113,900	7,460,450

TOTAL UNITED STATES OF AMERICA		61,873,333

TOTAL COMMON STOCKS
(Cost $1,372,218,565)		1,722,874,887

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $15,616,596)	120,024	16,334,761

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.09% (c)	19,976,450	19,980,445
Fidelity Securities Lending Cash Central Fund 1.10% (c)(d)	1,090,852	1,091,070
TOTAL MONEY MARKET FUNDS
(Cost $21,071,373)		21,071,515
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $1,408,906,534)		1,760,281,163
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,832,511)
NET ASSETS - 100%		$1,757,448,652

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$125,902
Fidelity Securities Lending Cash Central Fund	574,337
Total	$700,239

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$208,132,059	$186,782,636	$21,349,423	$--
Consumer Staples	222,234,449	123,741,795	98,492,654	--
Energy	46,912,766	14,709,056	32,203,710	--
Financials	391,908,430	290,969,576	100,938,854	--
Health Care	205,367,029	114,624,120	90,742,909	--
Industrials	308,853,900	299,298,492	9,555,408	--
Information Technology	212,329,099	172,264,301	40,064,798	--
Materials	113,476,810	89,578,287	23,898,523	--
Real Estate	10,032,913	10,032,913	--	--
Telecommunication Services	19,962,193	7,325,220	12,636,973	--
Money Market Funds	21,071,515	21,071,515	--	--
Total Investments in Securities:	$1,760,281,163	$1,330,397,911	$429,883,252	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended September 30, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$28,197,516
Level 2 to Level 1	$42,597,256

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Value Portfolio

September 30, 2017

VIPVAL-QTLY-1117
1.808786.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 1.2%
Delphi Automotive PLC	40,200	3,955,680
Diversified Consumer Services - 2.0%
Houghton Mifflin Harcourt Co. (a)	231,400	2,788,370
Service Corp. International	113,200	3,905,400
		6,693,770
Hotels, Restaurants & Leisure - 1.7%
U.S. Foods Holding Corp. (a)	58,800	1,569,960
Wyndham Worldwide Corp.	38,000	4,005,580
		5,575,540
Leisure Products - 0.8%
Mattel, Inc. (b)	158,500	2,453,580
Media - 2.8%
Liberty Global PLC Class C (a)	126,600	4,139,820
Omnicom Group, Inc.	41,600	3,081,312
Sinclair Broadcast Group, Inc. Class A (b)	69,600	2,230,680
		9,451,812

TOTAL CONSUMER DISCRETIONARY		28,130,382

CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 3.2%
CVS Health Corp.	71,300	5,798,116
Safeway, Inc.:
rights (a)(c)	4,600	0
rights (a)(c)	4,600	828
Walgreens Boots Alliance, Inc.	62,700	4,841,694
		10,640,638
Food Products - 2.7%
Darling International, Inc. (a)	246,800	4,323,936
The J.M. Smucker Co.	21,100	2,214,023
TreeHouse Foods, Inc. (a)	34,900	2,363,777
		8,901,736
Personal Products - 0.6%
Coty, Inc. Class A	121,400	2,006,742
Tobacco - 1.6%
British American Tobacco PLC sponsored ADR	88,400	5,520,580

TOTAL CONSUMER STAPLES		27,069,696

ENERGY - 10.8%
Energy Equipment & Services - 0.8%
Dril-Quip, Inc. (a)	59,100	2,609,265
Oil, Gas & Consumable Fuels - 10.0%
Boardwalk Pipeline Partners, LP	183,700	2,700,390
Cabot Oil & Gas Corp.	74,200	1,984,850
Cheniere Energy, Inc. (a)	47,300	2,130,392
Chevron Corp.	54,092	6,355,810
ConocoPhillips Co.	86,400	4,324,320
EQT Corp.	38,200	2,492,168
Lundin Petroleum AB	163,700	3,581,547
Phillips 66 Co.	29,400	2,693,334
Suncor Energy, Inc.	104,400	3,658,916
Teekay LNG Partners LP	128,000	2,278,400
Teekay Offshore Partners LP	423,200	1,007,216
		33,207,343

TOTAL ENERGY		35,816,608

FINANCIALS - 24.5%
Banks - 7.0%
PNC Financial Services Group, Inc.	40,000	5,390,800
U.S. Bancorp	149,047	7,987,429
Wells Fargo & Co.	180,300	9,943,545
		23,321,774
Capital Markets - 3.9%
BlackRock, Inc. Class A	9,268	4,143,630
Legg Mason, Inc.	72,200	2,838,182
State Street Corp.	41,100	3,926,694
The Blackstone Group LP	65,500	2,185,735
		13,094,241
Consumer Finance - 6.5%
Capital One Financial Corp.	64,800	5,485,968
Discover Financial Services	103,600	6,680,128
OneMain Holdings, Inc. (a)	109,500	3,086,805
Synchrony Financial	203,900	6,331,095
		21,583,996
Diversified Financial Services - 3.4%
Berkshire Hathaway, Inc. Class B (a)	62,100	11,384,169
Insurance - 3.7%
Chubb Ltd.	51,100	7,284,305
FNF Group	103,900	4,931,094
		12,215,399

TOTAL FINANCIALS		81,599,579

HEALTH CARE - 13.2%
Biotechnology - 3.6%
Amgen, Inc.	29,000	5,407,050
Gilead Sciences, Inc.	45,800	3,710,716
United Therapeutics Corp. (a)	26,200	3,070,378
		12,188,144
Health Care Providers & Services - 2.2%
Aetna, Inc.	23,100	3,673,131
Laboratory Corp. of America Holdings (a)	23,600	3,562,892
		7,236,023
Pharmaceuticals - 7.4%
Endo International PLC (a)	189,700	1,624,781
GlaxoSmithKline PLC sponsored ADR	102,300	4,153,380
Jazz Pharmaceuticals PLC (a)	38,974	5,699,948
Merck & Co., Inc.	48,900	3,131,067
Novartis AG sponsored ADR	32,600	2,798,710
Sanofi SA sponsored ADR	107,700	5,362,383
Teva Pharmaceutical Industries Ltd. sponsored ADR	104,200	1,833,920
		24,604,189

TOTAL HEALTH CARE		44,028,356

INDUSTRIALS - 9.2%
Aerospace & Defense - 0.8%
Huntington Ingalls Industries, Inc.	12,300	2,785,212
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	58,700	2,802,338
Construction & Engineering - 1.1%
AECOM (a)	99,785	3,673,086
Machinery - 2.4%
Allison Transmission Holdings, Inc.	98,900	3,711,717
WABCO Holdings, Inc. (a)	29,300	4,336,400
		8,048,117
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	98,200	3,737,492
Swift Transporation Co. (a)	58,564	2,433,334
		6,170,826
Trading Companies & Distributors - 2.2%
AerCap Holdings NV (a)	85,100	4,349,461
HD Supply Holdings, Inc. (a)	78,400	2,827,888
		7,177,349

TOTAL INDUSTRIALS		30,656,928

INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.0%
CommScope Holding Co., Inc. (a)	99,000	3,287,790
Electronic Equipment & Components - 1.8%
Jabil, Inc.	98,900	2,823,595
TE Connectivity Ltd.	38,200	3,172,892
		5,996,487
IT Services - 4.4%
Amdocs Ltd.	43,400	2,791,488
Cognizant Technology Solutions Corp. Class A	49,500	3,590,730
DXC Technology Co.	41,000	3,521,080
First Data Corp. Class A (a)	112,400	2,027,696
Total System Services, Inc.	43,900	2,875,450
		14,806,444
Semiconductors & Semiconductor Equipment - 1.7%
Qualcomm, Inc.	107,700	5,583,168

TOTAL INFORMATION TECHNOLOGY		29,673,889

MATERIALS - 5.9%
Chemicals - 5.0%
DowDuPont, Inc.	83,881	5,807,082
Eastman Chemical Co.	27,200	2,461,328
LyondellBasell Industries NV Class A	32,300	3,199,315
PPG Industries, Inc.	19,800	2,151,468
Westlake Chemical Corp.	38,500	3,198,965
		16,818,158
Containers & Packaging - 0.9%
Ball Corp.	69,800	2,882,740

TOTAL MATERIALS		19,700,898

REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.5%
American Tower Corp.	35,200	4,811,136
Equity Lifestyle Properties, Inc.	35,500	3,020,340
Essex Property Trust, Inc.	14,300	3,632,629
Extra Space Storage, Inc.	48,000	3,836,160
Outfront Media, Inc.	124,900	3,144,982
		18,445,247
UTILITIES - 5.0%
Electric Utilities - 3.6%
Edison International	48,707	3,758,719
NextEra Energy, Inc.	29,900	4,381,845
Xcel Energy, Inc.	83,300	3,941,756
		12,082,320
Multi-Utilities - 1.4%
Sempra Energy	41,200	4,702,156

TOTAL UTILITIES		16,784,476

TOTAL COMMON STOCKS
(Cost $288,013,473)		331,906,059

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (a)
(Cost $8,679)	7,084,874	9,494

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.09%(d)	1,127,816	1,128,042
Fidelity Securities Lending Cash Central Fund 1.10%(d)(e)	4,660,832	4,661,765
TOTAL MONEY MARKET FUNDS
(Cost $5,789,347)		5,789,807
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $293,811,499)		337,705,360
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(4,260,545)
NET ASSETS - 100%		$333,444,815

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,547
Fidelity Securities Lending Cash Central Fund	127,860
Total	$138,407

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$28,130,382	$28,130,382	$--	$--
Consumer Staples	27,069,696	27,068,868	--	828
Energy	35,816,608	35,816,608	--	--
Financials	81,599,579	81,599,579	--	--
Health Care	44,028,356	44,028,356	--	--
Industrials	30,666,422	30,666,422	--	--
Information Technology	29,673,889	29,673,889	--	--
Materials	19,700,898	19,700,898	--	--
Real Estate	18,445,247	18,445,247	--	--
Utilities	16,784,476	16,784,476	--	--
Money Market Funds	5,789,807	5,789,807	--	--
Total Investments in Securities:	$337,705,360	$337,704,532	$--	$828

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Growth Portfolio

September 30, 2017

VIPGRWT-QTLY-1117
1.808779.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	326,500	$29,652,730
Hotels, Restaurants & Leisure - 1.0%
Dave & Buster's Entertainment, Inc. (a)	648,300	34,022,784
Marriott International, Inc. Class A	94,900	10,463,674
Wingstop, Inc. (b)	252,200	8,385,650
		52,872,108
Household Durables - 0.8%
Gree Electric Appliances, Inc. of Zhuhai Class A	530,800	3,023,615
Panasonic Corp.	2,762,200	40,084,984
SodaStream International Ltd. (a)	8,020	532,929
		43,641,528
Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. (a)	217,300	208,901,355
Ctrip.com International Ltd. ADR (a)	694,400	36,622,656
JD.com, Inc. sponsored ADR (a)	299,700	11,448,540
Priceline Group, Inc. (a)	5,600	10,252,592
		267,225,143
Media - 1.8%
Charter Communications, Inc. Class A (a)	173,500	63,053,370
Cinemark Holdings, Inc.	224,700	8,136,387
Sirius XM Holdings, Inc. (b)	3,809,400	21,027,888
		92,217,645
Specialty Retail - 2.8%
Five Below, Inc. (a)	9,700	532,336
Home Depot, Inc.	888,132	145,262,870
		145,795,206
Textiles, Apparel & Luxury Goods - 0.4%
Canada Goose Holdings, Inc. (b)	10,000	205,570
Kering SA	7,700	3,067,367
LVMH Moet Hennessy - Louis Vuitton SA	67,572	18,679,416
		21,952,353

TOTAL CONSUMER DISCRETIONARY		653,356,713

CONSUMER STAPLES - 7.2%
Beverages - 2.7%
Anheuser-Busch InBev SA NV ADR	99,600	11,882,280
Constellation Brands, Inc. Class A (sub. vtg.)	116,300	23,196,035
Fever-Tree Drinks PLC	87,771	2,572,199
Kweichow Moutai Co. Ltd. (A Shares)	151,370	11,776,711
PepsiCo, Inc.	209,200	23,311,156
Pernod Ricard SA ADR	408,400	11,312,680
The Coca-Cola Co.	1,229,838	55,355,008
		139,406,069
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	178,400	29,309,336
Food Products - 0.5%
Danone SA	328,128	25,772,430
Hostess Brands, Inc. Class A (a)	94,600	1,292,236
		27,064,666
Household Products - 0.2%
Reckitt Benckiser Group PLC	113,200	10,342,868
Personal Products - 2.6%
Coty, Inc. Class A	1,072,900	17,735,037
Estee Lauder Companies, Inc. Class A	300,300	32,384,352
Herbalife Ltd. (a)(b)	660,500	44,801,715
Unilever NV (NY Reg.)	698,300	41,227,632
		136,148,736
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	541,000	33,785,450

TOTAL CONSUMER STAPLES		376,057,125

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc. (a)	1,162,000	52,336,480
Golar LNG Ltd. (b)	320,717	7,251,411
Reliance Industries Ltd.	2,052,288	24,538,841
		84,126,732
FINANCIALS - 8.7%
Banks - 4.2%
Citigroup, Inc.	339,000	24,658,860
First Republic Bank	517,700	54,078,942
HDFC Bank Ltd.	117,289	3,253,904
HDFC Bank Ltd. sponsored ADR	105,600	10,176,672
Home Bancshares, Inc.	466,900	11,775,218
Huntington Bancshares, Inc.	1,690,084	23,593,573
JPMorgan Chase & Co.	932,800	89,091,728
Metro Bank PLC (a)(b)	85,000	3,849,820
		220,478,717
Capital Markets - 4.2%
CBOE Holdings, Inc.	37,183	4,002,006
Charles Schwab Corp.	428,800	18,755,712
CME Group, Inc.	556,697	75,532,649
Goldman Sachs Group, Inc.	56,900	13,496,111
JMP Group, Inc.	240,100	1,349,362
MSCI, Inc.	242,200	28,313,180
S&P Global, Inc.	228,613	35,734,498
The Blackstone Group LP	1,194,500	39,860,465
		217,043,983
Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. Class B (a)	95,400	17,488,728

TOTAL FINANCIALS		455,011,428

HEALTH CARE - 11.0%
Biotechnology - 5.6%
Advanced Accelerator Applications SA sponsored ADR (a)	170,100	11,502,162
Alexion Pharmaceuticals, Inc. (a)	182,300	25,574,867
Amgen, Inc.	469,800	87,594,210
BioMarin Pharmaceutical, Inc. (a)	277,025	25,782,717
Bioverativ, Inc.	17,400	993,018
Cytokinetics, Inc. (a)	325,120	4,714,240
Insmed, Inc. (a)	1,309,302	40,863,315
Regeneron Pharmaceuticals, Inc. (a)	55,300	24,725,736
Samsung Biologics Co. Ltd.	3,460	1,019,762
TESARO, Inc. (a)	184,400	23,806,040
Vertex Pharmaceuticals, Inc. (a)	323,098	49,123,820
		295,699,887
Health Care Equipment & Supplies - 4.3%
Becton, Dickinson & Co.	91,500	17,929,425
Boston Scientific Corp. (a)	2,323,900	67,788,163
Danaher Corp.	519,226	44,539,206
Intuitive Surgical, Inc. (a)	63,900	66,831,732
Medtronic PLC	172,400	13,407,548
ResMed, Inc.	163,100	12,552,176
		223,048,250
Health Care Providers & Services - 0.3%
HealthSouth Corp.	8	371
Henry Schein, Inc. (a)	87,000	7,133,130
UnitedHealth Group, Inc.	51,700	10,125,445
		17,258,946
Pharmaceuticals - 0.8%
Allergan PLC	90,900	18,629,955
Astellas Pharma, Inc.	1,001,200	12,742,817
Mallinckrodt PLC (a)	281,200	10,508,444
		41,881,216

TOTAL HEALTH CARE		577,888,299

INDUSTRIALS - 6.6%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)(b)	465,821	10,560,162
TransDigm Group, Inc.	56,096	14,340,942
		24,901,104
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	132,967	14,017,381
Commercial Services & Supplies - 0.6%
Copart, Inc. (a)	300,500	10,328,185
KAR Auction Services, Inc.	386,900	18,470,606
Prosegur Compania de Seguridad SA (Reg.)	282,411	2,112,837
		30,911,628
Electrical Equipment - 2.2%
AMETEK, Inc.	746,900	49,325,276
Fortive Corp.	794,213	56,222,338
Nidec Corp.	85,600	10,513,148
		116,060,762
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	83,417	20,303,698
Machinery - 1.1%
Allison Transmission Holdings, Inc.	1,420,600	53,315,118
Rational AG	5,900	4,059,803
		57,374,921
Professional Services - 1.5%
IHS Markit Ltd. (a)	884,800	39,001,984
Robert Half International, Inc.	301,000	15,152,340
TransUnion Holding Co., Inc. (a)	535,561	25,310,613
		79,464,937
Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc. Class A	66,800	5,048,076

TOTAL INDUSTRIALS		348,082,507

INFORMATION TECHNOLOGY - 41.3%
Electronic Equipment & Components - 0.2%
CDW Corp.	168,300	11,107,800
Internet Software & Services - 17.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	419,900	72,520,929
Alphabet, Inc. Class A (a)	338,198	329,310,161
CommerceHub, Inc.:
Series A (a)	533,426	12,039,425
Series C (a)	495,720	10,583,622
Facebook, Inc. Class A (a)	1,575,509	269,207,223
GoDaddy, Inc.(a)	558,959	24,320,306
NetEase, Inc. ADR	46,600	12,293,546
Shopify, Inc. Class A (a)	68,700	7,990,178
Stamps.com, Inc. (a)	395,691	80,186,781
Tencent Holdings Ltd.	1,231,000	53,820,174
VeriSign, Inc. (a)(b)	284,300	30,246,677
Wix.com Ltd. (a)	154,400	11,093,640
		913,612,662
IT Services - 8.4%
Cognizant Technology Solutions Corp. Class A	762,405	55,304,859
Fidelity National Information Services, Inc.	278,803	26,037,412
Global Payments, Inc.	802,829	76,292,840
MasterCard, Inc. Class A	208,800	29,482,560
PayPal Holdings, Inc. (a)	1,328,700	85,076,661
Square, Inc. (a)	1,965,900	56,637,579
Vantiv, Inc. (a)	260,400	18,350,388
Visa, Inc. Class A	867,872	91,334,849
		438,517,148
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	127,500	21,828,000
Broadcom Ltd.	99,400	24,108,476
Maxim Integrated Products, Inc.	470,387	22,442,164
Monolithic Power Systems, Inc.	117,888	12,560,966
Qualcomm, Inc.	690,900	35,816,256
		116,755,862
Software - 10.1%
Activision Blizzard, Inc.	485,832	31,341,022
Adobe Systems, Inc. (a)	675,600	100,786,008
Autodesk, Inc. (a)	668,700	75,068,262
Blackbaud, Inc.	69,300	6,084,540
Computer Modelling Group Ltd.	926,000	6,797,964
CyberArk Software Ltd. (a)	90,100	3,694,100
Electronic Arts, Inc. (a)	1,040,621	122,855,715
Intuit, Inc.	90,500	12,863,670
Microsoft Corp.	721,300	53,729,637
Red Hat, Inc. (a)	251,900	27,925,634
Salesforce.com, Inc. (a)	750,262	70,089,476
Snap, Inc. Class A (a)(b)	1,202,500	17,484,350
		528,720,378
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	995,200	153,380,224

TOTAL INFORMATION TECHNOLOGY		2,162,094,074

MATERIALS - 2.1%
Chemicals - 1.1%
Sherwin-Williams Co.	74,100	26,530,764
The Chemours Co. LLC	570,100	28,852,761
Umicore SA	44,533	3,683,822
		59,067,347
Construction Materials - 1.0%
Eagle Materials, Inc.	374,200	39,927,140
Summit Materials, Inc.	279,600	8,955,588
		48,882,728

TOTAL MATERIALS		107,950,075

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	616,300	84,235,884
Equinix, Inc.	31,900	14,236,970
SBA Communications Corp. Class A (a)	91,500	13,180,575
		111,653,429
Real Estate Management & Development - 1.7%
Realogy Holdings Corp.	2,640,401	87,001,213

TOTAL REAL ESTATE		198,654,642

TOTAL COMMON STOCKS
(Cost $3,368,183,641)		4,963,221,595

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(c)(d)	1,049,416	10,494
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	636,240	31,030,842
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	181,657	4,187,194
TOTAL INFORMATION TECHNOLOGY		35,218,036

TOTAL CONVERTIBLE PREFERRED STOCKS		35,228,530

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	761,000	10,425,700
TOTAL PREFERRED STOCKS
(Cost $28,675,713)		45,654,230

Money Market Funds - 6.2%
Fidelity Cash Central Fund, 1.09%(e)	243,381,010	243,429,686
Fidelity Securities Lending Cash Central Fund 1.10%(e)(f)	80,838,389	80,854,557
TOTAL MONEY MARKET FUNDS
(Cost $324,273,925)		324,284,243
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $3,721,133,279)		5,333,160,068
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(99,228,528)
NET ASSETS - 100%		$5,233,931,540

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,228,530 or 0.7% of net assets.

 (d) Level 3 instrument

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,848,302
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$9,870,023

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$937,467
Fidelity Securities Lending Cash Central Fund	2,092,316
Total	$3,029,783

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
CommerceHub, Inc. Series A	$9,484,444	$--	$2,226,586	$--	$747,166	$4,034,401	$0
CommerceHub, Inc. Series C	7,361,995	896,002	1,016,806	--	294,918	3,047,513	0
Total	$16,846,439	$896,002	$3,243,392	$--	$1,042,084	$7,081,914	$0

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$653,367,207	$594,592,313	$58,764,400	$10,494
Consumer Staples	376,057,125	339,941,827	36,115,298	--
Energy	84,126,732	84,126,732	--	--
Financials	465,437,128	462,183,224	3,253,904	--
Health Care	577,888,299	565,145,482	12,742,817	--
Industrials	348,082,507	348,082,507	--	--
Information Technology	2,197,312,110	2,108,273,900	53,820,174	35,218,036
Materials	107,950,075	107,950,075	--	--
Real Estate	198,654,642	198,654,642	--	--
Money Market Funds	324,284,243	324,284,243	--	--
Total Investments in Securities:	$5,333,160,068	$5,133,234,945	$164,696,593	$35,228,530

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

High Income Portfolio

September 30, 2017

VIPHI-QTLY-1117
1.808795.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.2%
	Principal Amount	Value
Aerospace - 1.8%
DAE Funding LLC:
4% 8/1/20 (a)	$705,000	$719,100
4.5% 8/1/22 (a)	4,065,000	4,166,117
5% 8/1/24 (a)	9,710,000	9,952,750
TransDigm, Inc.:
6% 7/15/22	1,725,000	1,789,688
6.375% 6/15/26	4,340,000	4,445,809

TOTAL AEROSPACE		21,073,464

Air Transportation - 2.4%
Air Canada 7.75% 4/15/21 (a)	895,000	1,018,063
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (a)	3,065,000	3,098,102
Allegiant Travel Co. 5.5% 7/15/19	3,335,000	3,445,055
American Airlines Group, Inc.:
4.625% 3/1/20 (a)	1,570,000	1,615,138
5.5% 10/1/19 (a)	2,740,000	2,870,150
American Airlines, Inc. pass-thru trust certificates 5.625% 7/15/22 (a)	388,117	406,202
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,452,661	1,594,295
5.5% 10/29/20	2,051,536	2,143,855
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24	926,754	1,056,499
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,615,937
Series 2013-1 Class B, 5.375% 11/15/21	596,106	634,108
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	1,699,359	1,801,321
United Continental Holdings, Inc. 4.25% 10/1/22	4,585,000	4,619,388

TOTAL AIR TRANSPORTATION		27,918,113

Automotive & Auto Parts - 0.4%
Delphi Jersey Holdings PLC 5% 10/1/25 (a)	1,330,000	1,353,275
ZF North America Capital, Inc. 4.75% 4/29/25 (a)	3,260,000	3,439,300

TOTAL AUTOMOTIVE & AUTO PARTS		4,792,575

Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22	925,000	951,307
4.75% 8/1/25	2,265,000	2,287,650
5% 4/1/24	1,680,000	1,734,600
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	3,655,000	3,737,969
5% 8/1/27 (a)	3,455,000	3,524,100

TOTAL BROADCASTING		12,235,626

Building Materials - 1.8%
Building Materials Corp. of America:
5% 2/15/27 (a)	2,450,000	2,554,125
5.125% 2/15/21 (a)	2,735,000	2,820,469
5.375% 11/15/24 (a)	3,265,000	3,470,042
6% 10/15/25 (a)	2,605,000	2,841,951
CEMEX Finance LLC 6% 4/1/24 (a)	2,715,000	2,884,715
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	1,100,000	1,172,600
7.75% 4/16/26 (a)	2,030,000	2,332,470
Eagle Materials, Inc. 4.5% 8/1/26	2,145,000	2,236,163
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	525,000	540,960

TOTAL BUILDING MATERIALS		20,853,495

Cable/Satellite TV - 4.7%
Altice SA 7.75% 5/15/22 (a)	17,675,000	18,757,550
Altice U.S. Finance SA 5.5% 5/15/26 (a)	2,945,000	3,106,062
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	2,355,000	2,346,875
5.125% 5/1/23 (a)	1,590,000	1,655,588
5.125% 5/1/27 (a)	5,530,000	5,606,038
5.5% 5/1/26 (a)	8,285,000	8,585,331
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,245,000	2,334,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	1,685,000	1,771,356
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	3,170,000	3,340,388
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	1,810,000	1,886,925
6% 1/15/27 (a)	3,095,000	3,203,325
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	2,505,000	2,566,848

TOTAL CABLE/SATELLITE TV		55,161,086

Capital Goods - 0.4%
Belden, Inc. 5.25% 7/15/24 (a)	490,000	510,825
J.B. Poindexter & Co., Inc. 9% 4/1/22 (a)	3,830,000	4,002,350

TOTAL CAPITAL GOODS		4,513,175

Chemicals - 2.3%
Axalta Coating Systems 4.875% 8/15/24 (a)	780,000	813,150
CF Industries Holdings, Inc.:
3.4% 12/1/21 (a)	1,070,000	1,090,510
3.45% 6/1/23	1,110,000	1,096,125
4.5% 12/1/26 (a)	770,000	805,331
5.15% 3/15/34	170,000	169,575
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,875,000	1,975,781
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	3,080,000	3,303,300
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	2,305,000	2,333,813
5.25% 6/1/27 (a)	2,115,000	2,136,150
Nufarm Australia Ltd. 6.375% 10/15/19 (a)	3,395,000	3,462,900
Olin Corp. 5.125% 9/15/27	2,270,000	2,372,150
TPC Group, Inc. 8.75% 12/15/20 (a)	830,000	805,100
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	2,810,000	2,890,788
Tronox Finance PLC 5.75% 10/1/25 (a)	555,000	568,875
Valvoline, Inc. 4.375% 8/15/25 (a)	2,355,000	2,399,156
Versum Materials, Inc. 5.5% 9/30/24 (a)	1,540,000	1,632,400

TOTAL CHEMICALS		27,855,104

Consumer Products - 0.2%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	2,855,000	3,004,888
Containers - 2.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.625% 5/15/23 (a)	5,155,000	5,295,216
6% 2/15/25 (a)	2,230,000	2,361,013
7.25% 5/15/24 (a)	1,275,000	1,398,509
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	4,390,000	4,433,900
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	4,115,000	4,418,481
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
3 month U.S. LIBOR + 3.500% 4.8036% 7/15/21 (a)(b)(c)	1,470,000	1,499,400
5.75% 10/15/20	2,990,000	3,042,475
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	1,680,000	1,730,400

TOTAL CONTAINERS		24,179,394

Diversified Financial Services - 4.4%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	1,725,000	1,880,250
FLY Leasing Ltd.:
5.25% 10/15/24 (d)	955,000	958,581
6.375% 10/15/21	2,890,000	3,023,663
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,675,000	2,697,738
5.875% 2/1/22	8,165,000	8,409,950
6% 8/1/20	2,390,000	2,466,361
6.25% 2/1/22	5,575,000	5,811,938
6.75% 2/1/24	4,500,000	4,747,500
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.36% 12/21/65 (a)(b)(c)	4,595,000	4,365,250
ILFC E-Capital Trust II 3 month U.S. LIBOR + 1.800% 4.61% 12/21/65 (a)(b)(c)	7,445,000	7,091,363
MSCI, Inc. 4.75% 8/1/26 (a)	6,120,000	6,441,300
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	1,190,000	1,163,225
SLM Corp. 5.5% 1/25/23	2,490,000	2,521,125

TOTAL DIVERSIFIED FINANCIAL SERVICES		51,578,244

Diversified Media - 0.5%
Block Communications, Inc. 6.875% 2/15/25 (a)	1,020,000	1,107,006
E.W. Scripps Co. 5.125% 5/15/25 (a)	320,000	326,400
MDC Partners, Inc. 6.5% 5/1/24 (a)	3,485,000	3,511,138
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	770,000	797,913

TOTAL DIVERSIFIED MEDIA		5,742,457

Energy - 15.1%
Antero Resources Corp.:
5% 3/1/25	2,500,000	2,537,500
5.125% 12/1/22	5,515,000	5,639,088
5.625% 6/1/23 (Reg. S)	2,500,000	2,606,250
Calfrac Holdings LP 7.5% 12/1/20 (a)	2,040,000	1,960,950
California Resources Corp. 8% 12/15/22 (a)	3,055,000	1,985,750
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	1,290,000	1,328,700
5.875% 3/31/25	2,935,000	3,158,794
7% 6/30/24	1,555,000	1,772,700
Chesapeake Energy Corp.:
4.875% 4/15/22	4,435,000	4,124,550
5.75% 3/15/23	3,275,000	3,021,188
8% 12/15/22 (a)	4,588,000	4,943,570
8% 1/15/25 (a)	1,660,000	1,676,600
8% 6/15/27 (a)	2,000,000	1,980,000
Concho Resources, Inc. 4.375% 1/15/25	4,420,000	4,652,050
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 5.0739% 6/15/22 (a)(b)(c)	7,095,000	7,077,326
6.875% 6/15/25 (a)	2,230,000	2,338,713
Continental Resources, Inc.:
3.8% 6/1/24	2,465,000	2,378,725
4.5% 4/15/23	4,965,000	4,977,413
4.9% 6/1/44	775,000	703,313
Covey Park Energy LLC 7.5% 5/15/25 (a)	2,390,000	2,476,638
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	2,080,000	2,124,200
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	5,810,000	5,926,200
Denbury Resources, Inc. 9% 5/15/21 (a)	2,415,000	2,357,644
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	1,775,000	1,877,063
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (a)	5,890,000	6,096,150
Ensco PLC:
4.5% 10/1/24	2,965,000	2,460,950
5.2% 3/15/25	6,385,000	5,363,400
8% 1/31/24	2,205,000	2,166,413
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	1,800,000	1,818,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	1,175,000	1,216,125
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	6,174,000
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	1,660,000	1,726,400
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,852,113
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.82% 6/15/20 (a)(b)(c)	920,000	934,950
6.25% 5/1/22	1,015,000	928,725
Gibson Energy, Inc. 6.75% 7/15/21 (a)	922,000	954,270
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	3,140,000	3,077,200
5.75% 10/1/25 (a)	1,995,000	2,017,444
Jonah Energy LLC 7.25% 10/15/25 (a)	1,650,000	1,664,438
Nabors Industries, Inc. 5.5% 1/15/23	4,662,000	4,568,760
Newfield Exploration Co. 5.375% 1/1/26	765,000	804,206
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	810,000	827,213
4.5% 9/15/27 (a)	565,000	575,594
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	540,000	502,200
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	310,000	321,625
4.875% 8/15/27 (a)	310,000	324,834
Noble Holding International Ltd.:
4.625% 3/1/21	3,196,000	2,940,320
5.25% 3/15/42	1,160,000	759,800
7.7% 4/1/25 (b)	1,695,000	1,449,225
7.75% 1/15/24	2,345,000	2,081,188
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	410,000	416,663
5.375% 1/15/25 (a)	645,000	658,706
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	800,000	823,000
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,475,000	2,543,063
Precision Drilling Corp.:
5.25% 11/15/24	775,000	713,000
6.5% 12/15/21	745,000	754,313
Range Resources Corp.:
4.875% 5/15/25	1,010,000	994,850
5% 8/15/22 (a)	3,400,000	3,395,750
5% 3/15/23 (a)	3,200,000	3,176,000
SemGroup Corp. 7.25% 3/15/26 (a)	1,135,000	1,140,675
SESI LLC 7.75% 9/15/24 (a)	745,000	771,075
Summit Midstream Holdings LLC 5.75% 4/15/25	1,980,000	2,009,700
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20	4,145,000	4,269,350
6.375% 4/1/23	2,050,000	2,178,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.125% 11/15/19	1,650,000	1,666,500
5.125% 2/1/25	665,000	684,950
5.25% 5/1/23	400,000	408,000
5.375% 2/1/27	665,000	692,431
6.75% 3/15/24	3,065,000	3,325,525
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	2,820,000	2,932,800
The Williams Companies, Inc.:
3.7% 1/15/23	2,185,000	2,174,075
4.55% 6/24/24	2,915,000	3,017,025
Whiting Petroleum Corp.:
5% 3/15/19	1,440,000	1,440,432
5.75% 3/15/21	820,000	805,650
WPX Energy, Inc.:
5.25% 9/15/24	4,235,000	4,245,588
6% 1/15/22	4,045,000	4,181,519
7.5% 8/1/20	1,035,000	1,125,563

TOTAL ENERGY		178,774,796

Entertainment/Film - 0.4%
AMC Entertainment Holdings, Inc. 5.875% 11/15/26	940,000	927,075
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.625% 2/15/24	755,000	787,088
5.875% 3/15/25	335,000	350,913
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (a)(b)	2,538,847	2,488,070

TOTAL ENTERTAINMENT/FILM		4,553,146

Environmental - 0.5%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	1,185,000	1,238,325
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	480,000	492,600
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	3,630,000	3,811,500

TOTAL ENVIRONMENTAL		5,542,425

Food & Drug Retail - 1.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,510,000	2,208,800
6.625% 6/15/24	1,300,000	1,213,875
Albertsons, Inc.:
6.625% 6/1/28	400,000	308,000
7.45% 8/1/29	365,000	282,875
7.75% 6/15/26	430,000	352,600
8% 5/1/31	3,242,000	2,593,600
8.7% 5/1/30	315,000	259,875
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	545,000	566,800
Tesco PLC 6.15% 11/15/37 (a)	2,156,000	2,247,647
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (a)	2,005,000	1,333,325

TOTAL FOOD & DRUG RETAIL		11,367,397

Food/Beverage/Tobacco - 2.2%
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	4,360,000	4,316,400
Cott Holdings, Inc. 5.5% 4/1/25 (a)	1,195,000	1,245,788
ESAL GmbH 6.25% 2/5/23 (a)	3,300,000	3,198,525
JBS Investments GmbH:
7.25% 4/3/24 (a)	285,000	284,644
7.75% 10/28/20 (a)	770,000	787,325
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	865,000	867,163
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	4,465,000	4,654,763
4.875% 11/1/26 (a)	905,000	950,250
Minerva Luxembourg SA 6.5% 9/20/26 (a)	2,430,000	2,454,908
Post Holdings, Inc.:
5% 8/15/26 (a)	1,015,000	1,012,463
5.75% 3/1/27 (a)	1,635,000	1,684,050
Vector Group Ltd. 6.125% 2/1/25 (a)	4,500,000	4,657,500

TOTAL FOOD/BEVERAGE/TOBACCO		26,113,779

Gaming - 2.6%
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (a)(d)	3,525,000	3,525,000
Eldorado Resorts, Inc. 6% 4/1/25	930,000	976,500
MCE Finance Ltd. 4.875% 6/6/25 (a)	2,075,000	2,084,920
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,695,000	5,780,425
4.5% 1/15/28 (a)	895,000	902,876
Scientific Games Corp.:
6.625% 5/15/21	7,710,000	7,902,750
7% 1/1/22 (a)	225,000	238,781
Station Casinos LLC 5% 10/1/25 (a)	2,575,000	2,581,180
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	2,875,000	2,928,878
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	890,000	906,688
5.5% 10/1/27 (a)	2,660,000	2,698,238

TOTAL GAMING		30,526,236

Healthcare - 6.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	2,170,000	2,197,125
Community Health Systems, Inc.:
6.25% 3/31/23	4,215,000	4,141,238
6.875% 2/1/22	9,120,000	7,159,200
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,865,000	1,919,272
HCA Holdings, Inc.:
4.5% 2/15/27	3,855,000	3,941,738
5% 3/15/24	1,655,000	1,762,575
5.25% 6/15/26	4,000,000	4,310,000
5.875% 2/15/26	1,670,000	1,793,163
HealthSouth Corp.:
5.125% 3/15/23	815,000	842,262
5.75% 9/15/25	1,945,000	2,023,384
IMS Health, Inc. 5% 10/15/26 (a)	1,505,000	1,595,300
Kindred Healthcare, Inc.:
8% 1/15/20	560,000	550,026
8.75% 1/15/23	940,000	876,456
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (a)	1,470,000	1,326,675
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	1,345,000	1,378,625
5.25% 8/1/26	1,515,000	1,564,238
6.375% 3/1/24	1,275,000	1,375,406
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	850,000	833,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	765,000	789,863
Teleflex, Inc. 4.875% 6/1/26	4,115,000	4,269,313
Tenet Healthcare Corp.:
4.375% 10/1/21	2,250,000	2,280,938
4.625% 7/15/24 (a)	1,540,000	1,526,078
THC Escrow Corp. III 5.125% 5/1/25 (a)	1,030,000	1,015,838
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	4,130,000	4,124,838
5.625% 12/1/21 (a)	5,825,000	5,446,375
5.875% 5/15/23 (a)	4,345,000	3,839,894
6.125% 4/15/25 (a)	5,540,000	4,854,425
VPI Escrow Corp. 6.375% 10/15/20 (a)	4,760,000	4,771,900

TOTAL HEALTHCARE		72,509,145

Homebuilders/Real Estate - 3.1%
Beazer Homes U.S.A., Inc. 5.875% 10/15/27 (a)(d)	1,525,000	1,525,000
CalAtlantic Group, Inc.:
5% 6/15/27	2,300,000	2,324,438
5.25% 6/1/26	2,530,000	2,618,550
Howard Hughes Corp. 5.375% 3/15/25 (a)	2,200,000	2,244,000
Lennar Corp. 4.125% 1/15/22	1,670,000	1,724,275
M/I Homes, Inc.:
5.625% 8/1/25 (a)	650,000	663,813
6.75% 1/15/21	2,925,000	3,052,969
Mattamy Group Corp.:
6.5% 10/1/25 (a)	1,060,000	1,086,500
6.875% 12/15/23 (a)	3,920,000	4,093,950
PulteGroup, Inc. 5% 1/15/27	1,490,000	1,549,600
Rialto Holdings LLC/Rialto Corp. 7% 12/1/18 (a)	2,220,000	2,236,650
Starwood Property Trust, Inc. 5% 12/15/21	2,280,000	2,379,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (a)	1,395,000	1,478,700
Toll Brothers Finance Corp. 4.875% 3/15/27	3,875,000	4,001,325
TRI Pointe Homes, Inc. 5.25% 6/1/27	1,690,000	1,717,463
VEREIT Operating Partnership LP:
4.125% 6/1/21	1,035,000	1,081,766
4.875% 6/1/26	1,035,000	1,108,134
William Lyon Homes, Inc. 7% 8/15/22	1,708,000	1,767,780

TOTAL HOMEBUILDERS/REAL ESTATE		36,654,663

Hotels - 0.6%
Hilton Escrow Issuer LLC 4.25% 9/1/24	4,225,000	4,309,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,515,000	1,560,450
4.875% 4/1/27	895,000	939,750

TOTAL HOTELS		6,809,700

Insurance - 0.2%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	2,450,000	2,495,938
Leisure - 0.6%
Carlson Travel, Inc. 9.5% 12/15/24 (a)	1,970,000	1,871,500
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24 (a)	765,000	838,823
Silversea Cruises 7.25% 2/1/25 (a)	845,000	904,150
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	840,000	882,000
7.25% 11/30/21 (a)	1,895,000	2,030,019
Viking Cruises Ltd. 5.875% 9/15/27 (a)	1,170,000	1,174,037

TOTAL LEISURE		7,700,529

Metals/Mining - 2.3%
First Quantum Minerals Ltd.:
7.25% 5/15/22 (a)	1,360,000	1,392,300
7.25% 4/1/23 (a)	4,110,000	4,233,300
7.5% 4/1/25 (a)	1,980,000	2,024,550
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	1,175,000	1,189,688
5.125% 5/15/24 (a)	2,350,000	2,379,375
Freeport-McMoRan, Inc.:
3.55% 3/1/22	3,210,000	3,160,855
3.875% 3/15/23	2,770,000	2,728,450
4.55% 11/14/24	4,735,000	4,739,735
Murray Energy Corp. 11.25% 4/15/21 (a)	2,320,000	1,383,300
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	4,275,000	4,413,938

TOTAL METALS/MINING		27,645,491

Publishing/Printing - 0.6%
Clear Channel International BV 8.75% 12/15/20 (a)	325,000	340,438
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (a)(b)	4,455,000	4,443,863
Multi-Color Corp. 4.875% 11/1/25 (a)(d)	2,815,000	2,845,824

TOTAL PUBLISHING/PRINTING		7,630,125

Restaurants - 1.8%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	3,055,000	3,065,693
5% 10/15/25 (a)	1,875,000	1,898,250
5% 10/15/25 (a)(d)	2,270,000	2,298,148
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	955,000	983,650
5% 6/1/24 (a)	3,930,000	4,141,238
5.25% 6/1/26 (a)	2,380,000	2,519,825
Landry's Acquisition Co. 6.75% 10/15/24 (a)	2,805,000	2,836,556
Yum! Brands, Inc.:
3.875% 11/1/23	1,475,000	1,474,469
5.35% 11/1/43	1,910,000	1,795,400

TOTAL RESTAURANTS		21,013,229

Services - 3.3%
APX Group, Inc.:
6.375% 12/1/19	6,266,000	6,406,985
7.625% 9/1/23 (a)	1,750,000	1,839,688
8.75% 12/1/20	9,315,000	9,606,094
Aramark Services, Inc.:
4.75% 6/1/26	4,250,000	4,474,825
5.125% 1/15/24	1,475,000	1,565,344
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	910,000	937,300
4.375% 8/15/27 (a)	960,000	988,800
Avantor, Inc.:
6% 10/1/24 (a)	1,760,000	1,804,000
9% 10/1/25 (a)	3,185,000	3,258,669
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	2,320,000	2,511,400
CDK Global, Inc. 4.875% 6/1/27 (a)	1,105,000	1,135,388
Laureate Education, Inc. 8.25% 5/1/25 (a)	2,835,000	3,054,713
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	1,520,000	1,421,200

TOTAL SERVICES		39,004,406

Steel - 1.2%
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	960,000	1,018,560
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	2,880,000	2,764,800
Commercial Metals Co. 5.375% 7/15/27	3,005,000	3,155,250
Steel Dynamics, Inc.:
4.125% 9/15/25 (a)	2,545,000	2,565,665
5% 12/15/26	1,565,000	1,670,638
5.125% 10/1/21	3,030,000	3,117,113

TOTAL STEEL		14,292,026

Super Retail - 1.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	2,580,000	2,011,884
JC Penney Corp., Inc.:
5.65% 6/1/20	3,095,000	3,040,838
7.4% 4/1/37	7,795,000	5,846,250
Netflix, Inc. 4.375% 11/15/26 (a)	3,355,000	3,366,541
PetSmart, Inc. 5.875% 6/1/25 (a)	1,315,000	1,147,338

TOTAL SUPER RETAIL		15,412,851

Technology - 4.7%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	265,000	281,231
EMC Corp. 2.65% 6/1/20	3,715,000	3,677,292
Gartner, Inc. 5.125% 4/1/25 (a)	795,000	838,725
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	2,145,000	2,423,850
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,700,000	1,814,070
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	825,000	863,156
Micron Technology, Inc.:
5.25% 8/1/23 (a)	1,695,000	1,767,885
5.25% 1/15/24 (a)	1,690,000	1,778,725
5.5% 2/1/25	210,000	223,913
5.625% 1/15/26 (a)	1,825,000	1,938,150
Nuance Communications, Inc.:
5.375% 8/15/20 (a)	311,000	316,287
5.625% 12/15/26 (a)	3,135,000	3,323,100
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	3,695,000	3,852,038
4.125% 6/1/21 (a)	4,450,000	4,655,813
4.625% 6/15/22 (a)	690,000	738,300
4.625% 6/1/23 (a)	3,015,000	3,241,125
Open Text Corp. 5.875% 6/1/26 (a)	6,385,000	7,007,538
Sensata Technologies BV 5% 10/1/25 (a)	4,960,000	5,228,088
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	740,000	810,300
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	3,650,000	4,155,343
Symantec Corp. 5% 4/15/25 (a)	2,650,000	2,770,920
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	1,115,000	1,126,150
TTM Technologies, Inc. 5.625% 10/1/25 (a)	410,000	414,869
VeriSign, Inc.:
4.75% 7/15/27	1,165,000	1,199,950
5.25% 4/1/25	1,520,000	1,641,600

TOTAL TECHNOLOGY		56,088,418

Telecommunications - 7.7%
Altice Financing SA:
6.5% 1/15/22 (a)	4,235,000	4,404,400
6.625% 2/15/23 (a)	2,595,000	2,750,700
7.5% 5/15/26 (a)	3,630,000	3,993,000
Altice Finco SA 7.625% 2/15/25 (a)	8,235,000	8,687,925
CommScope Technologies Finance LLC 5% 3/15/27 (a)	1,400,000	1,403,500
Equinix, Inc. 5.375% 5/15/27	985,000	1,069,956
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	3,410,000	3,887,400
Inmarsat Finance PLC 4.875% 5/15/22 (a)	1,275,000	1,300,500
Level 3 Financing, Inc. 5.25% 3/15/26	2,350,000	2,408,022
Sable International Finance Ltd. 6.875% 8/1/22 (a)	2,410,000	2,590,750
SBA Communications Corp. 4.875% 9/1/24	1,235,000	1,270,506
SFR Group SA 6% 5/15/22 (a)	4,540,000	4,744,300
Sprint Capital Corp. 6.875% 11/15/28	7,980,000	8,937,600
Sprint Communications, Inc. 6% 11/15/22	6,975,000	7,466,877
Sprint Corp.:
7.25% 9/15/21	3,880,000	4,311,650
7.625% 2/15/25	3,375,000	3,870,703
7.875% 9/15/23	4,565,000	5,295,400
T-Mobile U.S.A., Inc.:
4% 4/15/22	2,980,000	3,085,850
5.125% 4/15/25	2,295,000	2,398,275
6.625% 4/1/23	315,000	331,544
Telecom Italia Capital SA:
6% 9/30/34	1,564,000	1,730,175
6.375% 11/15/33	1,640,000	1,888,050
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	4,015,000	4,521,894
Wind Acquisition Finance SA:
4.75% 7/15/20 (a)	1,195,000	1,208,073
7.375% 4/23/21 (a)	1,740,000	1,809,600
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (a)	3,585,000	3,800,100
6.375% 5/15/25	1,765,000	1,902,017

TOTAL TELECOMMUNICATIONS		91,068,767

Transportation Ex Air/Rail - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	7,065,000	5,846,288
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	930,000	768,413
Teekay Corp. 8.5% 1/15/20	325,000	329,875

TOTAL TRANSPORTATION EX AIR/RAIL		6,944,576

Utilities - 4.4%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	4,377,000	4,770,930
DPL, Inc. 6.75% 10/1/19	2,625,000	2,743,125
Dynegy, Inc.:
7.625% 11/1/24	5,500,000	5,699,375
8.125% 1/30/26 (a)	1,885,000	1,941,550
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	3,046,000	3,084,075
7% 6/15/23	5,750,000	5,778,750
InterGen NV 7% 6/30/23 (a)	1,625,000	1,584,375
NRG Energy, Inc.:
6.25% 5/1/24	755,000	785,200
6.625% 1/15/27	900,000	942,750
NRG Yield Operating LLC 5% 9/15/26	3,665,000	3,811,600
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	11,431,696	12,374,811
The AES Corp.:
4.875% 5/15/23	4,135,000	4,259,050
5.125% 9/1/27	965,000	989,125
6% 5/15/26	3,205,000	3,449,381

TOTAL UTILITIES		52,214,097

TOTAL NONCONVERTIBLE BONDS
(Cost $938,720,779)		973,269,361
	Shares	Value

Common Stocks - 0.2%
Energy - 0.2%
Forbes Energy Services Ltd.	146,156	2,484,652
Southwestern Energy Co. (e)	49,640	303,300

TOTAL ENERGY		2,787,952

Telecommunications - 0.0%
CUI Acquisition Corp. Class E (e)(f)	1	35,011
TOTAL COMMON STOCKS
(Cost $8,722,276)		2,822,963

Convertible Preferred Stocks - 0.2%
Energy - 0.2%
Southwestern Energy Co. Series B 6.25%
(Cost $2,641,725)	149,000	2,123,250
	Principal Amount	Value

Bank Loan Obligations - 9.4%
Aerospace - 0.8%
TransDigm, Inc.:
Tranche G, term loan 3 month U.S. LIBOR + 3.000% 4.2566% 8/22/24(b)(c)	2,289,263	2,291,849
Tranche D, term loan 3 month U.S. LIBOR + 3.000% 4.3269% 6/4/21 (b)(c)	1,712,475	1,716,105
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2692% 6/9/23 (b)(c)	5,070,002	5,082,170

TOTAL AEROSPACE		9,090,124

Air Transportation - 0.4%
American Airlines, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.235% 10/10/21 (b)(c)	2,365,859	2,365,527
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 12/14/23 (b)(c)	2,460,000	2,463,764

TOTAL AIR TRANSPORTATION		4,829,291

Broadcasting - 0.2%
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/18/20 (b)(c)	2,215,000	2,223,306
Cable/Satellite TV - 0.9%
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (b)(c)	2,495,000	2,486,891
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4844% 8/19/23 (b)(c)	3,365,000	3,356,588
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2372% 1/19/21 (b)(c)	1,119,375	1,119,196
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/15/25 (b)(c)	4,020,000	4,016,503

TOTAL CABLE/SATELLITE TV		10,979,178

Chemicals - 0.0%
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	142,093	142,596
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3283% 9/22/24 (b)(c)	327,907	329,068

TOTAL CHEMICALS		471,664

Containers - 0.4%
Anchor Glass Container Corp. Tranche 2LN, term loan 3 month U.S. LIBOR + 7.750% 9.0672% 12/7/24 (b)(c)	650,000	655,415
Reynolds Group Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2359% 2/5/23 (b)(c)	3,811,572	3,825,294

TOTAL CONTAINERS		4,480,709

Diversified Financial Services - 0.2%
Bcp Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9/20/24 (c)(g)	290,000	292,990
IBC Capital U.S. LLC:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.3172% 9/11/22 (b)(c)	1,575,000	1,496,250
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.0672% 9/10/21(b)(c)	390,000	386,424

TOTAL DIVERSIFIED FINANCIAL SERVICES		2,175,664

Energy - 0.1%
Forbes Energy Services LLC Tranche B, term loan 12% 4/13/21 (b)(f)	1,413,888	1,424,492
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4844% 12/15/22 (b)(c)	1,840,000	1,835,253
Environmental - 0.1%
Hd Supply Waterworks Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	935,000	936,169
Food & Drug Retail - 0.2%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3172% 6/22/23 (b)(c)	519,299	498,527
JBS USA Lux SA Tranche B, term loan LIBOR (US)(3 MO) RATE + 2.500% 3.8038% 10/30/22 (b)(c)	2,412,875	2,382,714

TOTAL FOOD & DRUG RETAIL		2,881,241

Food/Beverage/Tobacco - 0.1%
Chobani LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 10/7/23 (c)(g)	120,000	121,000
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4873% 5/24/24 (b)(c)	508,725	509,712

TOTAL FOOD/BEVERAGE/TOBACCO		630,712

Gaming - 0.6%
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 4/18/24 (b)(c)	1,925,175	1,932,645
Golden Entertainment, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(g)	3,085,000	3,065,719
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(g)	1,025,000	1,025,000
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.5143% 8/14/24 (b)(c)	835,000	835,785

TOTAL GAMING		6,859,149

Healthcare - 0.2%
Envision Healthcare Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.24% 12/1/23 (b)(c)	1,983,304	1,987,033
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	440,431	448,183

TOTAL HEALTHCARE		2,435,216

Insurance - 0.2%
USI, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.000% 5/16/24 (c)(g)	2,075,000	2,067,219
3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	330,000	328,763

TOTAL INSURANCE		2,395,982

Metals/Mining - 0.2%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5828% 4/16/20 (b)(c)	2,120,629	1,939,506
Publishing/Printing - 0.1%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 3 month U.S. LIBOR + 3.500% 4.735% 8/14/20 (b)(c)	1,525,614	1,528,162
Restaurants - 0.2%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5232% 2/17/24 (b)(c)	2,909,430	2,904,338
Services - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.5669% 6/13/25 (b)(c)	130,000	132,089
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8169% 6/13/24 (b)(c)	595,000	597,445
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5221% 6/21/24 (b)(c)	3,356,588	3,372,531
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 4/7/21 (b)(c)	2,611,427	2,613,882

TOTAL SERVICES		6,715,947

Super Retail - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.7317% 2/3/25 (b)(c)	495,000	471,983
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9817% 2/3/24 (b)(c)	523,688	501,242

TOTAL SUPER RETAIL		973,225

Technology - 2.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7372% 9/15/20 (b)(c)	2,208,000	2,205,240
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3178% 2/9/23 (b)(c)	2,391,383	2,414,005
Epicor Software Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.99% 6/1/22 (b)(c)	2,048,832	2,051,393
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.735% 2/15/24 (b)(c)	3,268,279	3,276,449
Kronos, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.8114% 11/1/23 (b)(c)	4,153,665	4,175,555
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	1,265,909	1,232,147
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	830,000	810,810
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3106% 11/3/23 (b)(c)	2,252,854	2,246,658
Uber Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.2372% 7/13/23 (b)(c)	6,761,700	6,791,316

TOTAL TECHNOLOGY		25,203,573

Telecommunications - 1.3%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	1,012,463	1,013,100
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4856% 2/22/24 (b)(c)	2,490,000	2,488,058
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2389% 2/1/24 (b)(c)	3,044,700	3,001,252
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.735% 1/31/25 (b)(c)	290,000	286,738
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (c)(g)	3,360,000	3,392,189
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(g)	1,120,000	1,127,000
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	3,027,413	3,011,519
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	860,675	861,217
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	74,438	74,950

TOTAL TELECOMMUNICATIONS		15,256,023

Transportation Ex Air/Rail - 0.0%
International Seaways Operating Corp. Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.74% 6/22/22(b)(c)	35,000	34,300
Utilities - 0.2%
Calpine Corp. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.99% 11/30/17 (b)(c)	458,182	458,562
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	2,457,650	2,458,682

TOTAL UTILITIES		2,917,244

TOTAL BANK LOAN OBLIGATIONS
(Cost $110,690,000)		111,120,468

Preferred Securities - 3.2%
Banks & Thrifts - 3.2%
Bank of America Corp. 6.25% (b)(h)	1,550,000	1,715,833
Barclays Bank PLC 7.625% 11/21/22	9,085,000	10,686,798
Barclays PLC:
6.625% (b)(h)	2,260,000	2,323,646
8.25% (b)(h)	270,000	286,167
Citigroup, Inc.:
5.95% (b)(h)	2,590,000	2,858,646
5.95% (b)(h)	1,775,000	1,883,895
Credit Agricole SA:
6.625% (a)(b)(h)	9,325,000	9,641,640
7.875% (a)(b)(h)	2,125,000	2,380,278
JPMorgan Chase & Co. 5.3% (b)(h)	840,000	894,210
Royal Bank of Scotland Group PLC:
7.5% (b)(h)	3,080,000	3,226,165
8.625% (b)(h)	2,065,000	2,290,058
TOTAL PREFERRED SECURITIES
(Cost $34,823,035)		38,187,336
	Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund, 1.09%(i)
(Cost $69,970,931)	69,959,039	69,973,031
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $1,165,568,746)		1,197,496,409
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,160,394)
NET ASSETS - 100%		$1,184,336,015

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,388,845 or 47.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Non-income producing

 (f) Level 3 instrument

 (g) The coupon rate will be determined upon settlement of the loan after period end.

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$320,606
Total	$320,606

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$4,911,202	$2,787,952	$2,123,250	$--
Telecommunication Services	35,011	--	--	35,011
Corporate Bonds	973,269,361	--	973,269,361	--
Bank Loan Obligations	111,120,468	--	109,695,976	1,424,492
Preferred Securities	38,187,336	--	38,187,336	--
Money Market Funds	69,973,031	69,973,031	--	--
Total Investments in Securities:	$1,197,496,409	$72,760,983	$1,123,275,923	$1,459,503

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017